VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.0%
Alabama : 2.9%
Alabama Special Care Facilities
Financing Authority,
Methodist Home for Aging
(RB)
5.75%, 06/01/35 (c) $ 1,400 $ 1,353,747
5.75%, 06/01/45 (c) 2,000 1,719,112
6.00%, 06/01/50 (c) 3,900 3,338,007
Alabama State Port Authority
Docks Facilities, Series A (RB)
(AGM)
5.00%, 10/01/29 (c) 1,675 1,720,216
5.00%, 10/01/34 (c) 1,000 1,010,499
Baldwin County Industrial
Development Authority, Solid
Waste Disposal, Series A (RB)
5.00%, 06/01/55 (c) (p) 12,000 11,984,366
Black Belt Energy Gas District,
Project No. 8, Series A (RB)
4.00%, 12/01/52 (c) (p) 7,000 6,912,403
Black Belt Energy Gas District,
Series A (RB)
5.25%, 01/01/54 (c) (p) 5,000 5,292,929
5.25%, 05/01/56 (c) (p) 3,000 3,055,452
Homewood Educational
Building Authority (RB)
5.50%, 10/01/54 (c) 1,000 976,906
5.50%, 10/01/54 (c) 1,000 976,906
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB)
6.38%, 11/01/50 (p) 1,180 1,283,684
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB) (SD CRED
PROG)
5.75%, 10/01/49 (c) 8,540 8,547,036
Jefferson County, Alabama
Sewer Warrants (RB)
5.25%, 10/01/49 (c) 10,255 10,298,140
5.50%, 10/01/53 (c) 6,530 6,635,741
Jefferson County, Sewer
Revenue Warrants (RB)
5.25%, 10/01/45 (c) 2,175 2,205,593
Mobile County Industrial
Development Authority,
Series B (RB)
4.75%, 12/01/54 (c) 5,000 4,372,731
Selma Alabama Industrial
Development Board,
International Paper Company
Project, Series A (RB)
4.20%, 05/01/34 750 748,635
Southeast Energy Authority A
Cooperative District, Project
No. 4, Series B-1 (RB)
5.00%, 05/01/53 (c) (p) 2,570 2,657,372
Par
(000’s) Value
Alabama (continued)
Southeast Energy Authority,
Cooperative District Energy
Supply, Series A (RB)
5.00%, 11/01/35 (c) $ 4,615 $ 4,760,641
Southeast Energy Authority,
Cooperative District Energy
Supply, Series B (RB)
5.25%, 03/01/55 (c) (p) 4,500 4,672,296
Southeast Energy Authority,
Cooperative District Gas
Supply, Series F (RB)
5.25%, 11/01/55 (c) (p) 3,500 3,762,852
Tuscaloosa County Industrial
Development Authority, Hunt
Refining Project, Series A (RB)
5.25%, 05/01/44 (c) 7,000 6,751,098
95,036,362
Alaska : 0.0%
Municipality of Anchorage,
Alaska Port, Series A (RB)
4.50%, 02/01/60 (c) 750 642,007
Northern Tobacco
Securitization Corp., Series
B-2 (RB)
0.00%, 06/01/66 (c) ^ 3,000 340,566
982,573
American Samoa : 0.1%
American Samoa Economic
Development Authority,
Series A (RB)
5.00%, 09/01/38 (c) 3,250 3,175,662
6.62%, 09/01/35 (c) 1,000 1,003,169
4,178,831
Arizona : 2.5%
Arizona Industrial Development
Authority, Academies of Math
and Science (RB)
5.00%, 07/01/39 (c) 1,000 962,764
Arizona Industrial Development
Authority, Academies of Math
and Science, Series B (RB)
5.00%, 07/01/29 (c) 175 176,779
Arizona Industrial Development
Authority, American Charter
School Foundation Project
(RB)
6.00%, 07/01/37 (c) 1,125 1,148,057
6.00%, 07/01/47 (c) 2,940 2,958,917
Arizona Industrial Development
Authority, Arizona
Agribusiness and Equine
Center, Inc. Project, Series
B (RB)
5.00%, 03/01/37 (c) 1,545 1,494,212
Arizona Industrial Development
Authority, Basis School
Project, Series A (RB)
5.12%, 07/01/37 (c) 250 250,502
5.25%, 07/01/47 (c) 500 475,354

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arizona (continued)
Arizona Industrial Development
Authority, Basis School
Project, Series D (RB)
5.00%, 07/01/47 (c) $ 270 $ 248,264
5.00%, 07/01/51 (c) 515 464,213
Arizona Industrial Development
Authority, Basis School
Project, Series G (RB) (AGM)
5.00%, 07/01/47 (c) 500 459,748
Arizona Industrial Development
Authority, Benjamin Franklin
Charter School Projects,
Series A (RB)
5.25%, 07/01/53 (c) 1,000 900,255
Arizona Industrial Development
Authority, Doral Academy
Project, Series A (RB)
4.00%, 07/15/51 (c) 500 349,250
Arizona Industrial Development
Authority, Education
Facility, Leman Academy of
Excellence, East and Central
Tucson Projects, Series A (RB)
4.00%, 07/01/29 (c) 350 347,359
5.00%, 07/01/54 (c) 1,000 850,018
Arizona Industrial Development
Authority, Education
Facility, Leman Academy of
Excellence, Series A (RB)
4.50%, 07/01/54 (c) 500 399,208
Arizona Industrial Development
Authority, Education Facility,
Series A (RB)
4.00%, 07/01/61 (c) 2,500 1,914,132
5.25%, 07/01/37 (c) 2,650 2,639,764
Arizona Industrial Development
Authority, Heritage Academy
- Gateway and Laveen
Projects, Series A (RB)
5.00%, 07/01/51 (c) 2,420 1,992,601
Arizona Industrial Development
Authority, Kaizen Education
Project (RB)
5.70%, 07/01/47 (c) 1,000 1,000,259
Arizona Industrial Development
Authority, KIPP NYC Public
Charter Schools - Macombs
Facility Project, Series A (RB)
4.00%, 07/01/51 (c) 400 322,533
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 5,537 5,329,848
Arizona Industrial Development
Authority, Series A (RB)
5.00%, 07/01/51 (c) 1,000 823,389
6.75%, 03/01/65 (c) 2,000 1,861,986
Par
(000’s) Value
Arizona (continued)
Arizona Industrial Development
Authority, Somerset Academy
of Las Vegas, Series A (RB)
4.00%, 12/15/51 (c) $ 1,400 $ 1,029,817
Chandler Industrial
Development Authority (RB)
4.00%, 06/01/49 (c) (p) 2,000 1,989,560
City of Mesa, Arizona Utility
Systems (RB) (AGC)
4.50%, 07/01/49 (c) 2,000 1,874,729
City of Phoenix Civic
Improvement Corp., Series B
(RB) (BAM)
5.00%, 07/01/44 (c) 2,990 2,947,523
Glendale Industrial
Development Authority,
Beatitudes Campus Project
(RB)
4.00%, 11/15/27 (c) 190 178,642
5.00%, 11/15/40 (c) 1,000 718,130
Glendale Industrial
Development Authority,
Royal Oaks Inspirata Pointe
Project, Series A (RB)
5.00%, 05/15/56 (c) 1,340 1,086,841
Industrial Development
Authority of the City of
Phoenix, Basis Schools, Inc.
Project, Series A (RB)
5.00%, 07/01/35 (c) 900 900,215
5.00%, 07/01/45 (c) 500 467,524
5.00%, 07/01/46 (c) 1,000 921,981
Industrial Development
Authority of the City of
Phoenix, Downtown Student
Housing, Series A (RB)
5.00%, 07/01/42 (c) 1,250 1,210,620
Industrial Development
Authority of the City of
Phoenix, Legacy Traditional
School Project (RB)
5.00%, 07/01/45 (c) 4,435 4,139,457
Industrial Development
Authority of the City of
Phoenix, Legacy Traditional
School Project, Series A (RB)
5.00%, 07/01/36 (c) 750 751,651
Maricopa County Arizona
Industrial Development
Authority, Commercial Metals
Company Project (RB)
4.00%, 10/15/47 (c) 7,300 5,720,963
Maricopa County Industrial
Development Authority,
Benjamin Franklin Charter
School Projects, Series A (RB)
6.00%, 07/01/52 (c) 1,000 1,001,590

Par
(000’s) Value
Arizona (continued)
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series A (RB) (SD
CRED PROG)
5.00%, 07/01/49 (c) $ 1,300 $ 1,233,692
5.00%, 07/01/54 (c) 1,400 1,312,216
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series B (RB)
5.00%, 07/01/39 (c) 500 500,790
5.00%, 07/01/49 (c) 1,990 1,828,365
5.00%, 07/01/54 (c) 500 452,487
Maricopa County Industrial
Development Authority,
Paradise School Project (RB)
5.00%, 07/01/47 (c) 1,750 1,531,445
Phoenix Arizona Industrial
Development Authority,
Falcon Properties LLC,
Project, Series A (RB)
4.15%, 12/01/57 (c) 5,000 3,232,137
Phoenix Arizona Industrial
Development Authority,
Guam Facilities Foundation,
Inc. Project (RB)
5.12%, 02/01/34 (c) 1,000 950,138
Phoenix Arizona Industrial
Development Authority,
Provident Group - Falcon
Properties LLC, Project, Series
A (RB)
4.00%, 12/01/51 (c) 1,000 665,236
Pima County Industrial
Development Authority,
Edkey Charter Schools
Project (RB)
5.25%, 07/01/36 (c) (d) * 250 175,000
5.38%, 07/01/46 (c) (d) * 250 175,000
5.50%, 07/01/51 (c) (d) * 250 175,000
Pima County, Industrial
Development Authority,
Edkey Charter School Project
(RB)
5.00%, 07/01/30 (c) (d) * 1,000 700,000
Sacramento County,
Community Facilities District
No. 2005-2 (RB)
5.00%, 12/01/32 2,000 2,136,444
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 7,105 7,386,996
5.25%, 12/01/25 265 266,586
5.25%, 12/01/27 215 223,355
5.25%, 12/01/28 245 258,160
Sierra Vista Industrial
Development Authority (RB)
6.25%, 06/15/45 (c) 750 747,649
6.38%, 06/15/64 (c) 1,000 1,006,759
Par
(000’s) Value
Arizona (continued)
Sierra Vista Industrial
Development Authority,
Wake Preparatory Academy
(RB)
5.25%, 06/15/35 (c) $ 500 $ 500,449
Tempe Industrial Development
Authority, Friendship Village
of Tempe (RB)
5.00%, 12/01/54 (c) 355 302,970
The Industrial Development
Authority of the City of Sierra
Vista, American Leadership
Academy Project (RB)
5.00%, 06/15/44 (c) 1,000 902,785
5.00%, 06/15/54 (c) 1,000 846,573
5.00%, 06/15/59 (c) 750 624,652
80,443,539
Arkansas : 1.3%
Arkansas Development Finance
Authority, Big River Steel
Project (RB)
4.50%, 09/01/49 (c) 17,520 16,132,122
4.75%, 09/01/49 (c) 4,500 4,180,794
Arkansas Development Finance
Authority, Environmental
Improvement, United States
Steel Corporation Project (RB)
5.45%, 09/01/52 (c) 19,750 19,312,756
5.70%, 05/01/53 (c) 3,205 3,217,527
42,843,199
California : 14.9%
Alameda Corridor
Transportation Authority,
Second Subordinate Lien,
Series B (RB)
5.00%, 10/01/34 (c) 3,000 3,046,280
5.00%, 10/01/35 (c) 1,650 1,672,826
5.00%, 10/01/36 (c) 1,730 1,751,177
5.00%, 10/01/37 (c) 5,535 5,600,317
Alameda Corridor
Transportation Authority,
Series A (RB) (AGM)
0.00%, 10/01/53 (c) ^ 1,905 446,471
Anaheim Community Facilities
District No. 08-1 (ST)
4.00%, 09/01/36 (c) 160 154,699
4.00%, 09/01/41 (c) 615 548,210
4.00%, 09/01/46 (c) 420 354,747
Anaheim Public Financing
Authority, Anaheim Public
Improvement Project, Series
A (RB) (BAM)
5.00%, 09/01/36 (c) 2,000 2,041,023
Antelope Valley Healthcare
District, Series A (RB)
5.25%, 03/01/36 (c) 1,480 1,485,663

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Community Choice
Financing Authority, Clean
Energy Project, Series A (RB)
5.00%, 01/01/56 (c) (p) $ 1,500 $ 1,545,015
California Community Choice
Financing Authority, Clean
Energy Project, Series B (RB)
5.00%, 01/01/55 (c) (p) 4,000 4,165,749
5.00%, 03/01/56 (c) (p) 1,500 1,592,985
California Community Choice
Financing Authority, Clean
Energy Project, Series B-1
(RB)
5.00%, 07/01/53 (c) (p) 6,080 6,361,326
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.25%, 01/01/54 (c) (p) 8,470 8,841,836
California Community Choice
Financing Authority, Clean
Energy Project, Series D (RB)
5.50%, 05/01/54 (c) (p) 10,000 10,562,539
California Community Choice
Financing Authority, Clean
Energy Project, Series D (RB)
(GTY AGMT)
5.00%, 10/01/55 (c) (p) 7,000 7,296,285
California Community Choice
Financing Authority, Clean
Energy Project, Series G (RB)
5.00%, 11/01/55 (c) (p) 3,000 3,114,135
California Community Choice
Financing Authority, Clean
Energy Project, Series G-1
(RB)
5.25%, 11/01/54 (c) (p) 1,000 1,058,650
California Community Choice
Financing Authority, Clean
Energy Project, Series H (RB)
5.00%, 01/01/56 (c) (p) 2,500 2,711,855
California Community College
Financing Authority, Orange
Coast College Project (RB)
5.25%, 05/01/53 (c) 1,695 1,708,637
California Community Housing
Agency, Essential Housing,
Glendale Properties, Series
A-1 (RB)
4.00%, 02/01/56 (c) 5,000 3,888,784
California Community Housing
Agency, Essential Housing,
Glendale Properties, Series
A-2 (RB)
3.00%, 08/01/56 (c) 4,000 2,548,538
California Community Housing
Agency, Essential Housing,
Serenity at Larkspur, Series
A (RB)
5.00%, 02/01/50 (c) 1,500 1,051,237
Par
(000’s) Value
California (continued)
California Community Housing
Agency, Essential Housing,
Series A (RB)
5.00%, 08/01/50 (c) $ 2,985 $ 2,710,849
California Community Housing
Agency, Essential Housing,
Series A-1 (RB)
3.00%, 02/01/57 (c) 3,500 2,237,329
California Community Housing
Agency, Essential Housing,
Summit at Sausalito
Apartments, Series A-1 (RB)
3.00%, 02/01/57 (c) 1,000 633,806
California Community Housing
Agency, Essential Housing,
Summit at Sausalito
Apartments, Series A-2 (RB)
4.00%, 02/01/50 (c) 2,000 1,438,945
California Community Housing
Agency, Series A-1 (RB)
4.00%, 02/01/56 (c) 4,500 3,572,400
California County Tobacco
Securitization Agency, Golden
Gate Tobacco, Series A (RB)
5.00%, 06/01/36 (c) 15 14,159
California County Tobacco
Securitization Agency, Series
A (RB)
4.00%, 06/01/49 (c) 1,050 866,423
California Enterprise
Development Authority,
Series A (RB)
5.00%, 06/01/44 (c) 500 465,656
5.00%, 06/01/54 (c) 1,000 892,333
California Enterprise
Development Authority, The
Rocklin Academy Project (RB)
5.00%, 06/01/54 (c) 500 448,744
5.00%, 06/01/64 (c) 1,000 872,369
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
4.00%, 03/01/39 (c) 1,910 1,695,623
5.00%, 12/01/31 2,500 2,715,211
5.00%, 12/01/34 (c) 2,000 2,135,783
5.25%, 12/01/43 (c) 2,000 1,999,041
5.25%, 12/01/44 (c) 3,175 3,148,971
California Health Facilities
Financing Authority,
Children’s Hospital, Series A
(RB)
4.00%, 08/15/49 (c) 250 194,054
4.20%, 08/15/42 (c) 500 430,626
5.00%, 08/15/37 (c) 460 460,592
5.00%, 08/15/42 (c) 3,735 3,600,631
5.00%, 08/15/47 (c) 1,000 942,908

Par
(000’s) Value
California (continued)
California Health Facilities
Financing Authority,
Commonspirit Health, Series
A (RB)
5.25%, 12/01/49 (c) $ 7,230 $ 7,397,745
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series A (RB)
5.00%, 10/01/50 (c) (p) 500 535,209
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
4.00%, 11/15/42 (c) 300 272,195
California Housing Finance
Agency (RB)
3.25%, 08/20/36 1,883 1,756,022
3.50%, 11/20/35 2,332 2,177,381
California Housing Finance
Agency, Series A (RB)
4.00%, 03/20/33 7,045 7,100,658
California Infrastructure &
Economic Development Bank,
Broghtlime West Passenger
Rail Project, Series A (RB)
9.50%, 01/01/65 (c) (p) 42,140 37,596,082
California Infrastructure &
Economic Development
Bank, California Science
Center Phase III Project,
Series A (RB)
4.00%, 05/01/55 (c) 1,000 823,447
California Infrastructure &
Economic Development Bank,
Charter School Portfolio
Project, Series A-1 (RB)
5.00%, 01/01/55 (c) 1,000 830,709
California Infrastructure &
Economic Development
Bank, Senior National Charter
School, Series B (RB)
5.00%, 11/01/49 (c) 250 239,781
5.00%, 11/01/59 (c) 1,180 1,106,244
California Municipal Finance
Authority (RB)
5.12%, 11/01/40 (c) 1,000 1,002,683
5.38%, 11/01/45 (c) 775 766,782
California Municipal Finance
Authority, Baptist University,
Series A (RB)
5.00%, 11/01/35 (c) 875 902,636
California Municipal Finance
Authority, California Baptist
University, Series A (RB)
5.50%, 11/01/45 (c) 500 476,979
Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, Charter School
Santa Rosa Academy Project
(RB)
5.00%, 07/01/62 (c) $ 1,000 $ 868,791
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project (RB)
5.00%, 05/15/38 (c) 500 506,590
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project (RB) (BAM)
4.00%, 05/15/48 (c) 150 129,590
California Municipal Finance
Authority, CHF-Davis II,
LLC - Orchard Park Student
Housing Project (RB) (BAM)
4.00%, 05/15/46 (c) 5,000 4,529,780
California Municipal Finance
Authority, CHF-Davis II,
LLC - Orchard Park Student
Housing Project, Series A (RB)
(BAM)
4.00%, 05/15/41 (c) 1,500 1,410,992
California Municipal Finance
Authority, Eisenhower
Medical Center, Series A (RB)
5.00%, 07/01/30 (c) 200 204,794
5.00%, 07/01/31 (c) 250 255,040
California Municipal Finance
Authority, John Adams
Academies Lincoln Project,
Series A (RB)
5.00%, 10/01/39 (c) 500 473,436
5.00%, 10/01/49 (c) 500 432,878
5.00%, 10/01/57 (c) 500 420,186
California Municipal Finance
Authority, Julian Charter
School Project, Series A (RB)
5.62%, 03/01/45 (c) 2,390 2,094,784
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB)
5.00%, 06/30/28 65 67,552
5.00%, 06/30/29 (c) 600 621,088
5.00%, 12/31/29 (c) 500 516,801
5.00%, 12/31/43 (c) 7,675 7,446,865
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB) (AGM)
3.00%, 12/31/30 (c) 1,950 1,873,918
5.00%, 06/30/31 (c) 1,035 1,060,693
5.00%, 12/31/33 (c) 3,800 3,858,181
5.00%, 12/31/34 (c) 700 706,997
5.00%, 12/31/37 (c) 1,000 1,004,342
5.00%, 12/31/47 (c) 4,750 4,511,663

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, Northbay
Healthcare Group, Series A
(RB)
5.25%, 11/01/47 (c) $ 230 $ 217,355
California Municipal Finance
Authority, Palmdale
Aerospace Academy, Series
A (RB)
5.00%, 07/01/38 (c) 130 124,627
5.00%, 07/01/41 (c) 500 454,479
5.00%, 07/01/49 (c) 2,815 2,447,136
California Municipal Finance
Authority, PRS-California
Obligated Group Projects,
Series A (RB)
5.00%, 11/15/44 (c) 1,000 975,131
5.00%, 04/01/54 (c) 1,000 927,091
California Municipal Finance
Authority, Series A (RB)
5.38%, 01/01/55 (c) 1,500 1,364,058
5.50%, 01/01/60 (c) 1,000 916,233
California Municipal Finance
Authority, Social Bonds -
Healthright 360, Series A (RB)
5.00%, 11/01/49 (c) 1,000 850,240
California Municipal Finance
Authority, St. Mary's School
Aliso Viejo, Series A (RB)
5.88%, 05/01/59 (c) 570 558,594
California Municipal Finance
Authority, UCR Dundee-
Glasgow Student Housing
Project (RB) (BAM)
4.00%, 05/15/48 (c) 250 215,984
California Municipal Finance
Authority, United Airlines,
Inc., International Airport
Project (RB)
4.00%, 07/15/29 19,000 18,679,158
California Pollution Control
Financing Authority, Poseidon
Resources LP Desalination
Project (RB) (ACA)
5.00%, 07/01/37 (c) 3,500 3,489,414
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB)
7.00%, 07/01/22 (d) * 1,000 11,250
7.50%, 07/01/32 (c) (d) * 10,500 118,125
7.50%, 12/01/39 (c) (d) * 6,863 68
8.00%, 07/01/39 (c) (d) * 6,635 74,644
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB) (SAW)
7.50%, 07/01/32 (d) * 1,000 11,250
Par
(000’s) Value
California (continued)
California Pollution Control
Financing Authority, Water
Furnishing, Poseidon
Resources LP Desalination
Project (RB)
5.00%, 07/01/38 (c) $ 1,000 $ 1,022,964
California Public Finance
Authority (RB)
5.62%, 06/15/55 (c) 1,000 963,959
6.00%, 06/15/65 (c) 2,345 2,343,595
California Public Finance
Authority, Enso Village
Project, Series A (RB)
5.00%, 06/01/54 (c) 400 342,022
California Public Finance
Authority, Series A (RB)
5.88%, 06/01/39 (c) 1,000 964,421
6.38%, 06/01/59 (c) 5,000 4,414,265
6.62%, 03/01/65 (c) 1,000 944,351
California School Finance
Authority, Charter School
Facility, Grimmway School,
Series A (RB)
5.00%, 07/01/36 (c) 2,000 2,001,575
California School Finance
Authority, Charter School
Project (RB)
5.50%, 07/01/54 (c) 1,000 902,505
5.60%, 07/01/64 (c) 1,250 1,116,324
California School Finance
Authority, Charter School,
John Adams Academies,
Series A (RB)
5.00%, 07/01/52 (c) 1,000 872,324
California School Finance
Authority, NCCD-Santa Rosa
Properties LLC, Series A (RB)
4.00%, 11/01/51 (c) 1,000 762,169
California School Finance
Authority, New Designs
Chapter School Project,
Series A (RB)
5.00%, 06/01/64 (c) 1,000 864,214
California School Finance
Authority, River Springs
Charter School Project, Series
A (RB)
5.00%, 07/01/47 (c) 2,000 1,808,716
California School Finance
Authority, Rocketship
Education, Series A (RB)
5.12%, 06/01/47 (c) 250 225,496
5.25%, 06/01/52 (c) 250 223,705
CALIFORNIA ST MUNI FIN AUTH
CH (RB)
5.00%, 07/01/31 (c) 1,000 986,185

Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Baptist University,
Series A (RB)
3.50%, 11/01/27 $ 950 $ 939,432
5.00%, 11/01/41 (c) 1,000 944,235
California Statewide
Communities Development
Authority, College Housing
(RB)
5.25%, 07/01/49 (c) 250 237,290
California Statewide
Communities Development
Authority, Front Porch
Communutios and Services,
Series A (RB)
3.00%, 04/01/51 (c) 2,000 1,315,408
California Statewide
Communities Development
Authority, Irvine East Campus
Armaments, CHF-Irvine, LLC
(RB)
5.00%, 05/15/30 (c) 385 389,417
5.00%, 05/15/33 (c) 545 549,172
California Statewide
Communities Development
Authority, Lancer Educational
Student Housing Project,
Series A (RB)
5.00%, 06/01/39 (c) 435 425,952
California Statewide
Communities Development
Authority, Loma Linda
University Medical Center,
Series A (RB)
5.00%, 12/01/41 (c) 17,050 16,440,776
5.25%, 12/01/44 (c) 6,340 6,110,077
5.25%, 12/01/48 (c) 4,000 3,809,887
5.25%, 12/01/56 (c) 12,900 11,925,982
5.50%, 12/01/54 (c) 11,630 11,263,888
5.50%, 12/01/58 (c) 3,500 3,378,859
California Statewide
Communities Development
Authority, Provident Group
Pomona Properties LLC,
Series A (RB)
5.00%, 12/01/46 (c) 4,730 4,421,176
California Statewide
Communities Development
Authority, University of
California, Irvine East Campus
Apartments (RB)
3.50%, 05/15/36 (c) 615 572,882
5.00%, 05/15/47 (c) 3,170 3,137,434
California Statewide Financing
Authority, Pooled Tobacco
Securitization Program,
Series C (RB)
6.00%, 05/01/43 (c) 900 919,348
Par
(000’s) Value
California (continued)
City and County of San
Francisco, Airport
Commission, International
Airport, Series A (RB)
5.00%, 05/01/33 $ 1,250 $ 1,363,759
City and County of San
Francisco, Airport
Commission, International
Airport, Series C (RB)
5.00%, 05/01/32 3,000 3,268,683
City and County of San
Francisco, Mission Rock
Facilities and Services, Series
A (ST)
4.00%, 09/01/41 (c) 1,635 1,440,874
City of Dublin, Community
Facilities District No. 2015-1
(ST)
5.00%, 09/01/37 (c) 1,150 1,166,798
5.00%, 09/01/39 (c) 500 508,578
5.00%, 09/01/44 (c) 500 500,934
5.00%, 09/01/47 (c) 485 479,997
5.00%, 09/01/49 (c) 500 492,318
City of Fontana, Community
Facilities District No. 109,
Narra Hills (ST)
5.00%, 09/01/49 (c) 1,000 975,170
5.00%, 09/01/54 (c) 1,400 1,349,640
City of Fontana, Community
Facilities District No. 90 (ST)
4.00%, 09/01/51 (c) 500 416,333
City of Fremont, Community
Facilities District No. 1 (ST)
5.00%, 09/01/40 (c) 250 249,399
City of Irvine, Community
Facilities District No. 2013-3
(ST)
4.00%, 09/01/32 (c) 230 230,567
4.00%, 09/01/33 (c) 250 250,234
4.00%, 09/01/34 (c) 250 249,775
City of Los Angeles Department
of Airports, Series A (RB)
5.00%, 05/15/34 500 542,030
5.00%, 05/15/35 500 538,891
5.50%, 05/15/55 (c) 1,000 1,036,415
City of Los Angeles Department
of Airports, Series D (RB)
5.25%, 05/15/51 (c) 5,000 5,179,225
City of Los Angeles Department
of Airports, Series E (RB)
5.25%, 05/15/55 (c) 4,000 4,128,440
City of Los Angeles Department
of Airports, Series F (RB)
5.00%, 05/15/35 500 538,891
City of Rancho Cordova,
Sunridge Anatolia
Community Facilities District
No. 2003-1 (ST)
4.00%, 09/01/37 (c) 180 173,662

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
City of Rocklin, Community
Facilities District No. 10 (ST)
5.00%, 09/01/39 (c) $ 810 $ 810,339
City of Roseville, Amoruso
Ranch Community Facilities
District No.1, Improvement
Area No.1 (ST)
5.00%, 09/01/49 (c) 1,000 955,311
City of Roseville, Fiddyment
Ranch Community Facilities
District No. 1 (ST)
3.75%, 09/01/36 (c) 500 464,059
5.00%, 09/01/34 (c) 155 158,214
City of Roseville, Fiddyment
Ranch Community Facilities
District No. 5 (ST)
5.00%, 09/01/47 (c) 3,450 3,427,999
City of Roseville, Westpark
Community Facility District
No. 1 (ST)
5.00%, 09/01/37 (c) 200 200,041
City of San Clemente, Facilities
District No. 2006-1 (ST)
5.00%, 09/01/40 (c) 1,045 1,047,058
CMFA Special Finance Agency
VII, Essential Housing, The
Breakwater Apartments,
Series A-1 (RB)
3.00%, 08/01/56 (c) 4,000 2,601,144
CMFA Special Finance Agency
VIII, Essential Housing, Series
A-1 (RB)
3.00%, 08/01/56 (c) 8,360 5,317,428
CMFA Special Finance Agency
XII, Essential Housing, Series
A-1 (RB)
3.25%, 02/01/57 (c) 5,500 3,735,589
CMFA Special Finance Agency
XII, Essential Housing, Series
A-2 (RB)
4.38%, 08/01/49 (c) 1,000 808,693
CMFA Special Finance Agency,
Essential Housing, Series A-1
(RB)
4.00%, 08/01/56 (c) 2,975 2,415,198
Compton Public Finance
Authority (RB)
4.00%, 09/01/27 (c) 600 600,027
4.50%, 09/01/32 (c) 1,585 1,584,939
Corona California, Community
Facilities District No. 2018-1
(ST)
5.00%, 09/01/54 (c) 500 487,844
County of Los Angeles,
Community Facilities District
No. 2019-1 of the Sulphur
Union School District, Series
A (ST)
5.00%, 09/01/54 (c) 1,000 948,328
Par
(000’s) Value
California (continued)
County of Los Angeles,
Community Facilities District
No. 2021-01 (ST)
5.00%, 09/01/47 (c) $ 1,000 $ 990,995
CSCDA Community
Improvement Authority,
Essential Housing, Series A
(RB)
3.00%, 09/01/56 (c) 2,060 1,322,855
5.00%, 07/01/51 (c) 1,500 1,342,797
CSCDA Community
Improvement Authority,
Essential Housing, Series A
(RB) (NATL)
4.00%, 10/01/56 (c) 2,500 1,942,661
CSCDA Community
Improvement Authority,
Essential Housing, Series A-1
(RB)
2.65%, 12/01/46 (c) 2,515 2,006,192
2.80%, 03/01/47 (c) 1,875 1,395,119
3.00%, 07/01/43 (c) 2,500 1,874,611
3.00%, 07/01/45 (c) 1,000 746,211
3.40%, 10/01/46 (c) 2,000 1,494,499
3.50%, 10/01/46 (c) 1,000 782,063
3.60%, 05/01/47 (c) 2,000 1,560,289
CSCDA Community
Improvement Authority,
Essential Housing, Series A-2
(RB)
3.00%, 12/01/56 (c) 5,000 3,334,722
3.00%, 03/01/57 (c) 9,000 5,700,676
3.12%, 07/01/56 (c) 2,500 1,565,790
3.12%, 08/01/56 (c) 4,205 2,977,814
3.25%, 04/01/57 (c) 3,000 2,063,193
4.00%, 07/01/56 (c) 5,350 3,904,333
4.00%, 10/01/56 (c) 7,750 5,640,985
CSCDA Community
Improvement Authority,
Essential Housing, Series B
(RB)
4.00%, 10/01/48 (c) 500 367,566
4.00%, 12/01/48 (c) 1,000 753,025
4.00%, 04/01/57 (c) 1,000 707,725
Folsom Ranch Financing
Authority (ST)
5.00%, 09/01/32 (c) 1,100 1,131,435
5.00%, 09/01/37 (c) 2,000 2,030,808
Folsom Ranch Financing
Authority, Folsom
Community Facilities District
No. 18 (ST)
5.00%, 09/01/49 (c) 1,000 972,489
Golden State Tobacco
Securitization Corp.,
California Tobacco
Settlement, Series B-2 (RB)
0.00%, 06/01/66 (c) ^ 71,000 6,820,977

Par
(000’s) Value
California (continued)
Independent Cities Finance
Authority, Mobil Home Park,
Series A (RB)
3.75%, 10/15/46 (c) $ 250 $ 199,262
Irvine Unified School District,
Series B (ST)
5.00%, 09/01/51 (c) 1,075 1,048,023
Lake Elsinore Public Financing
Authority, Local Agency (ST)
5.00%, 09/01/40 (c) 405 405,815
Lincoln Public Financing
Authority, Twelve Bridges,
Series B (SA)
6.00%, 09/02/27 (c) 16 16,041
Los Angeles County, California
Community Facilities District
No. 2021-01, Valencia-
Facilities Improvement Area
No. 2 (ST)
5.00%, 09/01/54 (c) 500 479,138
Los Angeles Department
of International Airports,
Governmental Purpose,
Series D (RB)
5.25%, 05/15/48 (c) 1,000 1,044,489
Los Angeles Department of
Water & Power (RB)
5.00%, 07/01/28 (c) 500 526,499
Los Angeles Department of
Water & Power (RB) (BAM)
5.00%, 07/01/55 (c) 500 498,176
5.25%, 07/01/45 (c) 415 429,411
Mountain House Community
Facilities District, Special Tax
(ST)
5.00%, 09/01/55 (c) 1,240 1,162,488
MSR Energy Authority,
California Gas, Series A (RB)
6.12%, 11/01/29 380 401,884
7.00%, 11/01/34 2,000 2,375,618
MSR Energy Authority,
California Gas, Series B (RB)
6.50%, 11/01/39 1,000 1,183,755
7.00%, 11/01/34 11,000 13,065,897
MSR Energy Authority,
California Gas, Series C (RB)
7.00%, 11/01/34 1,470 1,746,079
Orange County Community
Facilities District No. 1, Series
A (ST)
4.25%, 08/15/38 (c) 975 960,855
5.25%, 08/15/45 (c) 455 449,601
Pajaro Valley Health Care
District, Counties of Santa
Cruz and Monterey,
California, Series A (GO)
5.00%, 09/01/54 (c) 500 464,444
Par
(000’s) Value
California (continued)
Palm Desert California
Improvement, Section 29
Assessment District No. 2004-
02 (SA)
4.00%, 09/02/37 (c) $ 1,100 $ 1,056,182
Palomar Health (RB)
5.00%, 11/01/31 (c) 250 234,844
Palomar Pomerado Health,
Series A (GO) (NATL)
0.00%, 08/01/25 ^ 125 125,000
Perris Union High School
District Financing Authority
(ST)
5.00%, 09/01/41 (c) 1,000 1,000,211
Poway Unified School District
Public Financing Authority,
Series A (ST)
5.00%, 09/01/34 (c) 750 750,627
River Islands Public Financing
Authority, Community
Facilities District No. 2003-1
(ST)
4.50%, 09/01/44 (c) 1,700 1,545,928
5.00%, 09/01/54 (c) 1,000 937,147
River Islands Public Financing
Authority, Community
Facilities District No. 2003-1,
Series A-1 (ST)
5.00%, 09/01/38 (c) 500 505,449
Romoland School District No.
2004-1 (ST)
5.00%, 09/01/48 (c) 500 497,444
Sacramento County,
Community Facilities District
No. 2005-2 (ST)
5.00%, 09/01/40 (c) 345 345,444
5.00%, 09/01/45 (c) 495 485,328
San Francisco California City &
County, Airport Commission,
International Airport, Series
A (RB)
5.00%, 05/01/35 750 815,437
5.00%, 05/01/35 (c) 2,000 2,141,101
5.00%, 01/01/47 (c) 1,475 1,444,952
5.25%, 05/01/42 (c) 3,190 3,299,731
5.50%, 05/01/55 (c) 10,755 11,103,540
San Jacinto Unified School
District Financing Authority
(ST)
5.00%, 09/01/49 (c) 300 290,546
San Joaquin Hills
Transportation Corridor
Agency, Junior Lien Toll Road,
Series B (RB)
5.25%, 01/15/49 (c) 100 100,000

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
San Joaquin Hills
Transportation Corridor
Agency, Toll Road, Series A
(RB) (NATL)
0.00%, 01/15/32 ^ $ 145 $ 114,445
0.00%, 01/15/36 ^ 105 67,624
San Joaquin Valley Clean
Energy Authority, Series A
(RB)
5.50%, 01/01/56 (c) (p) 2,000 2,201,633
San Joquin Hills Transportation
Corridor Agency, Series A (RB)
4.00%, 01/15/34 (c) 3,130 3,196,432
Saugus Hart School Facilities
Financing Authority,
Community Facilities District
No. 2006-1 (ST)
5.00%, 09/01/41 (c) 500 500,150
Southern California
Public Power Authority,
Transmission System
Renewal Project (RB)
5.00%, 07/01/53 (c) (p) 1,000 1,057,118
State of California, Various
Purpose (GO)
3.00%, 11/01/50 (c) 1,000 706,830
Successor Agency of Pttsburg,
Los Medanos Community
Development Project, Series
A (TA) (AGM)
5.00%, 09/01/29 (c) 1,020 1,046,379
Tejon Ranch Public Facilities
Finance Authority, Series A
(ST)
5.00%, 09/01/54 (c) 1,000 942,713
Tobacco Securitization
Authority of Southern
California, Series B (RB)
0.00%, 06/01/46 (c) ^ 5,000 1,150,077
Tustin Community Facilities
District, Series A (ST)
5.00%, 09/01/40 (c) 100 100,197
5.00%, 09/01/45 (c) 100 100,197
William S. Hart Union High
School District No. 2015-1
(ST)
5.00%, 09/01/42 (c) 445 432,846
488,805,474
Colorado : 1.9%
Adams & Arapahoe Counties
Joint School District 28J
Aurora (GO) (SAW)
5.50%, 12/01/33 1,500 1,759,931
5.50%, 12/01/34 1,000 1,179,289
Aerotropolis Colorado Regional
Transportation Authority (RB)
4.38%, 12/01/52 (c) 3,000 2,364,724
Par
(000’s) Value
Colorado (continued)
Arkansas River Power
Authority, Power Supply
System, Series A (RB)
5.00%, 10/01/43 (c) $ 2,010 $ 1,965,804
Base Village Metropolitan
District No. 2, Series A (GO)
5.75%, 12/01/46 (c) 1,000 999,947
Board of Governors of
Colorado State University
System, Series C (RB)
5.00%, 03/01/36 (c) 1,200 1,325,837
Brighton Crossing Metropolitan
District No. 6, Series A (GO)
5.00%, 12/01/35 (c) 500 498,413
5.00%, 12/01/40 (c) 500 475,354
Centerra Metropolitan District
No. 1, Larimer County (GO)
5.00%, 12/01/51 (c) 1,000 922,933
Centerra Metropolitan District
No. 1, Larimer County (TA)
5.00%, 12/01/29 (c) 500 501,135
5.00%, 12/01/37 (c) 500 499,935
5.00%, 12/01/47 (c) 500 465,740
City and County of Denver,
United Airlines, Inc. Project
(RB)
5.00%, 10/01/32 (c) 10,195 10,194,392
City of Fruita, Colorado
Healthcare Canyons Hospital
and Medical Center, Series
B (RB)
5.50%, 01/01/48 (c) 2,250 2,043,447
City of Louisville, Redtail Ridge
Metropolitan District, Capital
Appreciation Turbo (GO)
0.00%, 12/01/32 (c) ^ 1,500 896,530
Colorado Educational and
Cultural Facilities Authority,
Rocky Mountain Classical
Academy Project (RB)
5.00%, 10/01/49 (c) 500 439,191
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A (RB)
3.25%, 08/01/49 (c) 5 3,616
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-2 (RB)
5.00%, 08/01/44 (c) 2,000 1,959,658
Colorado Health Facilities
Authority, Covenant Living
Communities and Services,
Series A (RB)
5.12%, 12/01/55 (c) 1,000 954,326

Par
(000’s) Value
Colorado (continued)
Colorado Health Facilities
Authority, Senior Living
Second Tier, American Eagle
Portfolio Project Series B-1
(RB)
2.00%, 07/01/57 (c) $ 536 $ 42,893
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes (RB)
5.00%, 12/31/51 (c) 350 326,858
Crowfoot Valley Ranch
Metropolitan District No. 2,
Series B (GO)
6.12%, 12/15/54 (c) 750 717,300
Fountain Urban Renewal
Authority, South Academy
Highlands Project, Series A
(TA)
4.50%, 11/01/29 (c) 645 644,951
Green Valley Ranch East
Metropolitan District No. 6,
Series A (GO)
5.88%, 12/01/50 (c) 1,000 1,010,799
Jefferson Center Metropolitan
District No. 1, Series A-2 (RB)
4.38%, 12/01/47 (c) 1,500 1,289,975
Kinston Metropolitan District
No. 5, Series A (GO)
5.12%, 12/01/50 (c) 1,000 889,367
Painted Prairie Public
Improvement Authority (RB)
5.00%, 12/01/39 (c) 1,000 865,012
Palisade Metropolitan District
No. 2, Series B (RB)
5.88%, 12/15/54 (c) 1,000 926,240
Peak Metropolitan District No.
1, El Paco County, Series A
(GO)
4.00%, 12/01/35 (c) 540 467,147
Prairie Center Metropolitan
District No. 3, Adams County,
Series A (RB)
5.00%, 12/15/41 (c) 4,000 3,873,706
Public Authority for Colorado
Energy Natural Gas (RB)
6.50%, 11/15/38 2,000 2,331,486
Rampart Range Metropolitan
District No. 5, Colorado
Limited Tax Supported and
Special Bonds (RB)
4.00%, 12/01/51 (c) 3,000 2,332,450
Reunion Metropolitan District,
Colorado, Series A (RB)
3.62%, 12/01/44 (c) 937 650,528
Southern Ute Indian Tribe of
the Southern Ute Reservation
of Colorado (GO)
5.00%, 04/01/35 3,000 3,167,903
Par
(000’s) Value
Colorado (continued)
Southglenn Metropolitan
District (GO)
5.00%, 12/01/46 (c) $ 838 $ 735,197
Southlands Metropolitan
District No. 1, Series A-1 (GO)
5.00%, 12/01/47 (c) 1,200 1,097,679
St. Vrain Lakes Metropolitan
District No. 4, Colorado,
Series A (GO)
6.75%, 09/20/54 (c) 1,000 674,882
STC Metropolitan District No. 2,
Series A-1 (GO) (AGC)
5.25%, 12/01/45 (c) 500 506,812
Sterling Ranch Community
Authority Board, Colorado
Limited Tax, Series A (RB)
4.25%, 12/01/50 (c) 1,000 841,273
6.50%, 12/01/54 (c) 1,000 1,009,979
Sterling Ranch Community
Authority Board, Douglas
County (SA)
5.62%, 12/01/43 (c) 850 837,813
Sterling Ranch Community
Authority Board, Douglas
County, Series A (RB)
5.75%, 12/01/54 (c) 1,000 950,298
Verve Metropolitan District No.
1 (GO)
5.00%, 12/01/36 (c) 1,025 964,164
5.75%, 12/01/33 (c) 1,000 1,008,785
Village Metropolitan District
(GO)
5.00%, 12/01/49 (c) 1,750 1,665,085
Windler Public Improvement
Authority, Series A-1 (RB)
(BAM)
4.00%, 12/01/36 (c) 1,000 874,070
4.00%, 12/01/41 (c) 1,000 797,564
60,950,418
Connecticut : 1.5%
Bridgeport Housing Authority,
Energy Performance
Equipment (RB)
5.60%, 06/01/26 (c) 220 219,923
City of Hartford, Connecticut,
State Contract Assistance (RB)
5.00%, 07/15/32 2,250 2,511,851
5.00%, 07/15/33 2,500 2,800,556
Connecticut State Health
& Educational Facilities
Authority (RB)
5.00%, 07/01/64 (p) 2,500 2,808,525
Connecticut State Health
and Educational Facilities
Authority, Church Home of
Harford, Series A (RB)
5.00%, 09/01/46 (c) 3,500 3,158,560
5.00%, 09/01/53 (c) 1,200 1,042,123

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Connecticut (continued)
Connecticut State Health
and Educational Facilities
Authority, Griffin Hospital,
Series G (RB)
5.00%, 07/01/44 (c) $ 1,100 $ 1,005,832
5.00%, 07/01/50 (c) 2,630 2,312,573
Connecticut State Health
and Educational Facilities
Authority, Mary Wade Home
Issue, Series A-1 (RB)
5.00%, 10/01/54 (c) 2,000 1,478,985
Connecticut State Health
and Educational Facilities
Authority, McLean Issue,
Series A (RB)
5.00%, 01/01/55 (c) 2,000 1,547,249
Connecticut State Health
and Educational Facilities
Authority, Nuvance Health
Issue, Series A (RB)
5.00%, 07/01/33 (c) 1,000 1,039,738
Connecticut State Health
and Educational Facilities
Authority, Stamford Hospital,
Series L-1 (RB)
4.00%, 07/01/30 1,000 1,027,321
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB)
4.00%, 07/01/44 (c) 250 189,206
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB) (SD
CRED PROG)
4.00%, 07/01/49 (c) 250 178,470
Connecticut State Health
and Educational Facilities
Authority, Yale University,
Series B (RB)
5.00%, 07/01/64 (p) 4,500 4,984,063
Stamford Housing Authority,
Mozaic Concierge Living
Project, Series A (RB)
5.50%, 10/01/35 (c) 800 814,078
6.25%, 10/01/60 (c) 1,600 1,510,451
6.50%, 10/01/55 (c) 2,200 2,167,313
Stamford Housing Authority,
Mozaic Concierge Living
Project, Series B (RB)
5.38%, 10/01/33 1,500 1,503,031
Stamford Housing Authority,
Mozaic Concierge Living
Project, Series C (RB)
4.75%, 10/01/32 4,500 4,563,330
Stamford Housing Authority,
Mozaic Concierge Living
Project, Series D (RB)
4.25%, 10/01/30 3,000 3,027,565
Par
(000’s) Value
Connecticut (continued)
State of Connecticut, Series A
(GO)
5.00%, 03/15/45 (c) $ 1,000 $ 1,034,147
State of Connecticut, Series B
(GO)
5.00%, 12/01/34 2,250 2,551,864
Steel Point Infrastructure
Improvement District (TA)
4.00%, 04/01/41 (c) 1,125 1,003,242
4.00%, 04/01/51 (c) 1,000 800,595
6.00%, 04/01/52 (c) 1,000 1,036,494
Town of Hamden, Whitney
Center Project (RB)
5.00%, 01/01/50 (c) 3,000 2,497,253
48,814,338
Delaware : 0.1%
County of Kent, Delaware
Student Housing and Dinning
Facility, State University
Project, Series A (RB)
5.00%, 07/01/48 (c) 1,450 1,328,769
Delaware Economic
Development Authority,
Aspira Chapter School, Series
A (RB)
4.00%, 06/01/52 (c) 915 659,297
5.00%, 06/01/36 (c) 250 249,489
5.00%, 06/01/46 (c) 1,000 893,375
Delaware State Economic,
Development Authority
Chapter School, Series A (RB)
5.00%, 06/01/51 (c) 1,100 950,709
4,081,639
District of Columbia : 1.0%
District of Columbia Income
Tax Revenue (RB)
5.00%, 06/01/32 2,000 2,253,443
5.00%, 06/01/33 1,000 1,130,232
5.00%, 06/01/34 1,000 1,131,930
5.00%, 06/01/36 (c) 2,000 2,229,090
5.25%, 06/01/50 (c) 2,000 2,069,244
District of Columbia, Ingleside
at Rock Creek Project, Series
A (RB)
5.00%, 07/01/32 (c) 250 253,090
5.00%, 07/01/42 (c) 1,180 1,105,292
District of Columbia, Latin
American Montessori
Bilingual Public Charter
School Issue (RB)
5.00%, 06/01/40 (c) 500 470,416
5.00%, 06/01/50 (c) 1,500 1,305,792
District of Columbia, Series A
(RB)
5.00%, 07/01/48 (c) 2,260 2,127,295
District of Columbia, Tobacco
Settlement Financing Corp.,
Series A (RB)
0.00%, 06/15/46 (c) ^ 27,500 6,620,820

Par
(000’s) Value
District of Columbia (continued)
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series A (RB)
0.00%, 10/01/37 ^ $ 9,325 $ 5,193,337
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series B (RB)
0.00%, 10/01/37 ^ 1,020 590,717
4.00%, 10/01/36 (c) 250 246,409
4.00%, 10/01/44 (c) 7,315 6,388,407
6.50%, 10/01/44 (c) 245 257,538
33,373,052
Florida : 5.9%
Alachua County Health
Facilities Authority (RB)
4.00%, 10/01/30 (c) 735 735,518
Broward County Florida Port
Facilities, Series B (RB)
4.00%, 09/01/38 (c) 1,000 932,755
Cape Coral Health Facilities
Authority, Gulf Care, Inc.
Project (RB)
6.00%, 07/01/50 (c) 295 178,217
Capital Projects Finance
Authority, Imagine School at
North Port Project, Series A
(RB)
5.00%, 06/15/35 (c) 850 835,079
Capital Projects Finance
Authority, Series A-1 (RB)
5.00%, 06/01/54 (c) 500 453,966
5.00%, 06/01/58 (c) 500 451,438
5.25%, 06/01/44 (c) 400 389,065
Capital Projects Finance
Authority/FL (RB)
6.25%, 06/15/45 (c) 1,000 988,732
6.50%, 06/15/55 (c) 1,000 985,383
Capital Trust Agency, Education
Growth Fund, Series A-1 (RB)
5.00%, 07/01/56 (c) 8,200 6,849,448
Capital Trust Agency,
Educational Facilities, Franklin
Academy Projects (RB)
5.00%, 12/15/35 (c) 1,335 1,300,683
Capital Trust Agency,
Educational Facilities,
Franklin Academy Projects
(RB) (SD CRED PROG)
5.00%, 12/15/40 (c) 500 458,487
Capital Trust Agency,
Educational Facilities,
Pineapple Cove Classical
Academy, Inc., Series A (RB)
4.50%, 07/01/29 (c) 230 228,687
5.12%, 07/01/39 (c) 500 466,544
5.25%, 07/01/49 (c) 500 431,166
5.38%, 07/01/54 (c) 500 429,284
Par
(000’s) Value
Florida (continued)
Capital Trust Agency,
Educational Facilities,
Renaissance Charter School,
Inc., Series A (RB)
5.25%, 06/15/47 (c) $ 500 $ 447,758
Capital Trust Agency,
Educational Facilities,
Renaissance Charter School,
Inc., Series A (RB) (SBG)
5.00%, 06/15/39 (c) 1,000 927,316
Capital Trust Agency, University
Bridge, LLC Student Housing
Project, Series A (RB)
4.00%, 12/01/28 2,200 2,200,857
5.25%, 12/01/43 (c) 2,000 1,915,436
5.25%, 12/01/58 (c) 2,200 2,012,154
Capital Trust Agency,
Wonderful Foundations
Charter Schools Portfolio
Projects, Series A (RB)
5.00%, 01/01/55 (c) 2,250 1,843,276
Capital Trust Authority Charter
School, Mason Classical
Academy Project, Series A
(RB)
5.00%, 06/01/44 (c) 750 682,221
5.00%, 06/01/54 (c) 1,060 917,946
5.00%, 06/01/64 (c) 1,500 1,258,801
Capital Trust Authority
Educational Facilities, Florida
Institute of Technology
Project, Series A (RB)
5.25%, 07/01/55 (c) 1,200 1,106,317
5.38%, 07/01/65 (c) 2,500 2,298,030
Capital Trust Authority,
Academic Chapter Schools,
Inc. Project, Series A (RB)
5.25%, 06/01/64 (c) 1,000 837,826
Capital Trust Authority,
Educational Facilities, St.
Johns Classical Academy, Inc.
Project, Series A (RB)
5.25%, 06/15/59 (c) 1,000 869,420
Charlotte County Industrial
Development Authority,
Utilities Project (RB)
5.00%, 10/01/49 (c) 1,000 910,516
City of Jacksonville, Health
Care Facilities, Brooks
Rehabilitation (RB)
5.00%, 11/01/50 (c) 2,080 1,984,776
City of Orlando, Senior Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/27 1,100 1,146,559
5.00%, 11/01/31 (c) 3,000 3,134,142
5.00%, 11/01/38 (c) 500 507,688

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
City of Tallahassee, Health
Facilities Authority, Memorial
Healthcare, Inc. Project (RB)
4.00%, 12/01/35 (c) $ 230 $ 212,894
5.00%, 12/01/40 (c) 1,210 1,200,645
5.00%, 12/01/44 (c) 1,305 1,258,250
City of Venice, Florida
Retirement Community,
Village on the Isle Project,
Series A (RB)
5.50%, 01/01/55 (c) 580 532,154
5.62%, 01/01/60 (c) 1,000 927,413
City of Venice, Florida
Retirement Community,
Village on the Isle Project,
Series B-3 (RB)
4.25%, 01/01/30 (c) 500 501,336
Collier County Industrial
Development Authority, NCH
Healthcare System Projects,
Series A (RB) (AGM)
5.00%, 10/01/54 (c) 2,000 1,974,964
County of Broward, Florida
Airport System, Series A (RB)
5.00%, 10/01/29 (c) 1,135 1,137,348
County of Broward, Florida Port
Facilities, Series A (RB)
5.00%, 09/01/49 (c) 1,645 1,647,194
County of Escambia, Health
Facilities Authority, Baptist
Health Care Corp., Series A
(RB) (SAW)
4.00%, 08/15/45 (c) 2,000 1,673,305
5.00%, 08/15/31 (c) 2,000 2,115,848
County of Miami-Dade, Florida
Aviation, Series A (RB)
5.50%, 10/01/55 (c) 1,000 1,017,679
County of Miami-Dade, Florida
Professional Sports Franchise
Facilities, Series A (RB) (AGC)
0.00%, 10/01/45 ^ 3,000 1,076,480
County of Palm Beach FL (RB)
5.50%, 10/01/45 (c) 1,000 1,003,263
5.75%, 10/01/55 (c) 1,000 1,007,303
5.75%, 10/01/65 (c) 2,000 1,998,753
Florida Development Finance
Corp. (RB)
5.00%, 07/01/38 (c) 1,000 814,002
5.00%, 07/01/41 (c) 2,205 1,794,803
Florida Development Finance
Corp., Brightline Florida
Passenger Rail Project (RB)
5.00%, 07/01/34 (c) 1,000 814,088
5.00%, 07/01/37 (c) 750 610,870
5.50%, 07/01/53 (c) 3,000 2,444,747
Par
(000’s) Value
Florida (continued)
Florida Development Finance
Corp., Brightline Florida
Passenger Rail Project (RB)
(AGM)
5.00%, 07/01/44 (c) $ 17,025 $ 16,286,054
5.25%, 07/01/47 (c) 3,700 3,538,433
5.25%, 07/01/53 (c) 24,725 23,675,750
Florida Development Finance
Corp., Brightline Florida
Passenger Rail Project, Series
A (RB)
8.25%, 07/01/57 (c) (p) 1,500 1,275,009
10.00%, 07/15/59 (c) (p) 2,000 1,200,000
Florida Development Finance
Corp., Central Charter School
Project (RB)
5.88%, 08/15/52 (c) 1,000 889,719
Florida Development Finance
Corp., Educational Facilities,
Mater Academy Project,
Series A (RB)
5.00%, 06/15/47 (c) 2,225 2,074,172
Florida Development Finance
Corp., Glenridge on Palmer
Ranch Project (RB)
5.00%, 06/01/35 (c) 425 427,481
Florida Development Finance
Corp., Mayflower Retirement
Community Project, Series
A (RB)
4.00%, 06/01/55 (c) 2,000 1,327,121
5.25%, 06/01/50 (c) 1,000 890,779
Florida Development Finance
Corp., Renaissance Charter
School, Inc. Project, Series A
(RB)
5.75%, 06/15/29 (c) 800 800,696
6.00%, 06/15/35 (c) 500 500,199
6.12%, 06/15/46 (c) 685 676,825
6.62%, 06/15/43 (c) 1,000 1,041,132
6.75%, 06/15/53 (c) 1,000 1,031,311
Florida Development Finance
Corp., Renaissance Charter
School, Inc. Project, Series B
(RB)
5.25%, 06/15/41 (c) 1,000 927,418
Florida Development Finance
Corp., UF Health Jacksonville
Project, Series A (RB)
5.00%, 02/01/52 (c) 2,000 1,805,102
Florida Development Finance
Corp., Waste Pro USA, Inc.
Project (RB)
6.12%, 07/01/32 (c) (p) 3,000 3,033,767
Florida Higher Educational
Facilities Financing Authority
(RB)
5.00%, 07/01/35 (c) 2,750 2,731,698
6.00%, 07/01/45 (c) 3,000 2,937,678

Par
(000’s) Value
Florida (continued)
6.25%, 07/01/55 (c) $ 3,000 $ 2,943,099
Florida Local Government
Finance Commission (RB)
6.00%, 07/01/55 (c) 500 482,977
6.00%, 07/01/60 (c) 500 478,656
Hillsborough County, Industrial
Development Authority,
Tampa General Hospital
Project, Series A (RB)
4.00%, 08/01/45 (c) 6,500 5,575,700
Kingston One Community
Development District (SA)
5.75%, 05/01/45 (c) 500 491,705
Lake County, Florida
Retirement Facility, Lakeside
at Waterman Village Project,
Series A (RB)
5.75%, 08/15/50 (c) 2,000 1,826,294
Lee County Industrial
Development Authority,
Community Charter Schools,
LLC Projects, Series A (RB)
5.75%, 06/15/42 (c) 500 482,842
Lee County Industrial
Development Authority,
Cypress Cove at HealthPark
Florida, Inc. Project, Series
A (RB)
5.25%, 10/01/57 (c) 1,000 832,934
Lee County Industrial
Development Authority,
Healthcare Facilities, Series
C (RB)
5.00%, 11/15/44 (c) 500 479,923
Lee County Industrial
Development Authority,
Healthcare Facilities, Shell
Poin Project. Series C (RB)
5.00%, 11/15/54 (c) 3,000 2,727,910
Lee County Industrial
Development Authority,
Healthcare Facilities, Shell
Point (RB)
5.00%, 11/15/49 (c) 1,630 1,511,526
Lee County Industrial
Development Authority,
Healthcare Facilities, Shell
Point, Series A (RB)
5.25%, 11/15/54 (c) 1,500 1,438,153
Miami Beach Health Facilities
Authority, Mount Sinai
Medical Center (RB)
5.00%, 11/15/39 (c) 1,880 1,879,952
5.00%, 11/15/44 (c) 2,000 1,945,240
Miami Beach Health Facilities
Authority, Mount Sinai
Medical Center, Series B (RB)
(AGM)
4.00%, 11/15/46 (c) 1,500 1,253,790
Par
(000’s) Value
Florida (continued)
Miami Beach Redevelopment
Agency (TA) (AG)
5.00%, 02/01/35 $ 500 $ 550,771
Miami World Center
Community Development
District (SA)
5.12%, 11/01/39 (c) 750 754,666
5.25%, 11/01/49 (c) 250 244,384
Miami-Dade County Industrial
Development Authority,
Series A (RB)
5.50%, 07/01/61 (c) 1,000 877,295
Miami-Date County, Florida
Subordinate Special (RB)
5.00%, 10/01/28 (c) 1,360 1,396,073
Mid-Bay Bridge Authority, First
Senior Lien, Series A (RB)
5.00%, 10/01/35 (c) 500 501,747
Midtown Miami Community
Development District, Parking
Garage Project, Series A (SA)
5.00%, 05/01/37 (c) 85 84,998
North Broward Hospital
District, Broward Health,
Series B (RB)
5.00%, 01/01/32 (c) 155 158,553
5.00%, 01/01/48 (c) 2,000 1,930,034
Northern Palm Beach County
Improvement District, Unit of
Development No. 2C (RB)
5.00%, 08/01/37 (c) 200 200,921
5.00%, 08/01/46 (c) 200 191,130
Orange County Health Facilities
Authority, Orlando Health
(RB)
4.00%, 10/01/52 (c) 2,000 1,648,019
Orange County Health Facilities
Authority, Orlando Health,
Series A (RB)
4.50%, 10/01/56 (c) 3,000 2,667,617
5.25%, 10/01/56 (c) 1,000 997,880
Palm Beach County Health
Facilities Authority, Toby
& Leon Cooperman Sinai
Residences of Boca Raton
Expansion (RB)
4.25%, 06/01/56 (c) 400 310,780
Palm Beach County Health
Facilities Authority, Toby
& Leon Cooperman Sinai
Residences of Boca Raton
Expansion, Series A (RB)
5.00%, 06/01/55 (c) 3,730 3,332,091
Palm Beach County, Palm
Beach Atlantic University
Housing Project, Series A (RB)
5.00%, 04/01/39 (c) 1,000 971,945

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
Palm Cost Park Community
Development District (SA)
5.70%, 05/01/37 (c) $ 120 $ 121,556
Pinellas County Industrial
Development Authority,
Drs. Kiran & Pallavi Patel
2017 Foundation For Global
Understaing Inc. Project (RB)
5.00%, 07/01/39 (c) 1,900 1,823,859
Polk Country Industrial
Development Authority,
Florida Industrial
Development (RB)
5.88%, 01/01/33 (d) * 4,820 2,651,000
Seminole County Industrial
Development Authority,
Retirement Facility, Legacy
Pointe at UCF Project, Series
A (RB)
5.50%, 11/15/49 (c) 500 434,488
5.75%, 11/15/54 (c) 1,500 1,332,769
Tallahassee Florida Health
Facilities, Tallahassee
Memorial Healthcare, Inc.
Project, Series A (RB)
5.00%, 12/01/55 (c) 1,100 1,041,926
Village Community
Development District No. 12
(SA)
3.25%, 05/01/26 50 49,987
3.62%, 05/01/31 (c) 980 970,542
4.25%, 05/01/43 (c) 885 791,216
Village Community
Development District No. 13
(SA)
3.00%, 05/01/29 570 557,067
3.50%, 05/01/51 (c) 1,485 1,069,890
3.55%, 05/01/39 (c) 2,720 2,355,324
Village Community
Development District No. 15
(SA)
4.55%, 05/01/44 (c) 500 462,072
4.80%, 05/01/55 (c) 2,750 2,454,500
5.25%, 05/01/54 (c) 1,000 965,521
192,200,496
Georgia : 1.0%
Atlanta Development Authority,
Gulch Enterprise Zone Project
(RB)
6.50%, 12/15/48 (c) 2,000 1,700,525
Atlanta Development Authority,
Westside Gulch Area Project,
Series A-1 (TA)
5.50%, 04/01/39 (c) 1,000 998,713
Burke County Development
Authority, Series C (RB) (SAW)
4.12%, 11/01/45 (c) 8,525 7,383,855
Par
(000’s) Value
Georgia (continued)
Fayette County Development
Authority, Soccer Federation,
Inc. Project (RB)
5.25%, 10/01/54 (c) $ 1,000 $ 1,001,938
Floyd County Development
Authority, Spires at Berry
College Project, Series A (RB)
(SBG)
5.50%, 12/01/28 (c) 1,025 1,026,634
Fulton County Residential
Care Facilities for the Elderly
Authority, Canterbury Court
Project, Series A (RB)
4.00%, 04/01/41 (c) 2,500 2,131,954
Fulton County Residential
Care Facilities for the Elderly
Authority, Canterbury Court
Project, Series A (RB) (SD
CRED PROG)
5.00%, 04/01/47 (c) 3,540 3,163,465
Gainesville and Hall County
Development Authority,
Educational Facilities,
Riverside Military Academy,
Inc. Project (RB) (BAM)
5.00%, 03/01/37 (c) 700 350,000
Gainesville and Hall County
Hospital Authority, Northeast
Georgia Health System, Inc.
Project, Series A (RB)
5.00%, 02/15/45 (c) 3,575 3,494,807
George L Smith II World
Congress Center Authority,
Series A (RB)
4.00%, 01/01/54 (c) 1,750 1,405,694
Georgia Local Government,
Grantor Trust, Series A (CP)
(NATL)
4.75%, 06/01/28 416 428,679
Glynn-Brunswick Memorial
Hospital Authority, Southeast
Georgia Health System
Project (RB)
5.00%, 08/01/47 (c) 2,680 2,573,639
Macon-Bibb County Urban
Development Authority,
Academy for Classical
Education, Inc., Series A (RB)
5.75%, 06/15/37 (c) 250 252,772
Main Street Natural Gas, Inc.,
Series E (RB)
5.00%, 05/01/55 (c) (p) 3,835 4,028,329
Marietta Development
Authority, Life University, Inc.
Project, Series A (RB)
5.00%, 11/01/37 (c) 2,000 1,890,239
5.00%, 11/01/47 (c) 1,000 858,757

Par
(000’s) Value
Georgia (continued)
Municipal Electric Authority of
Georgia, Plant Vogtle Units 3
and 4, Series A (RB)
5.00%, 07/01/60 (c) $ 375 $ 362,178
Senoia Development Authority,
Chapter School, Series A (RB)
6.50%, 07/01/54 (c) 500 439,573
White County Development
Authority, Truett McConnell
University Project, Series A
(RB)
5.12%, 10/01/39 (c) 500 430,037
5.25%, 10/01/49 (c) 500 391,170
34,312,958
Guam : 0.7%
Guam Government (GO)
5.00%, 11/15/31 (c) 945 979,858
Guam Government, Business
Privilege Tax, Series D (RB)
4.00%, 11/15/39 (c) 600 542,548
5.00%, 11/15/33 (c) 5,805 5,812,004
5.00%, 11/15/34 (c) 1,040 1,041,023
5.00%, 11/15/35 (c) 1,100 1,100,808
5.00%, 11/15/39 (c) 1,085 1,083,639
Guam Government, Business
Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c) 500 480,930
4.00%, 01/01/42 (c) 4,000 3,532,545
Guam Government,
Department of Education,
John F. Kennedy High School
Refunding and Energy
Efficiency Project, Series A
(CP)
4.25%, 02/01/30 500 499,988
5.00%, 02/01/40 (c) 500 479,655
Guam Government, Series A
(RB)
5.00%, 12/01/34 (c) 2,290 2,314,184
5.00%, 12/01/46 (c) 3,120 3,048,224
Guam Power Authority, Series
A (RB)
5.00%, 10/01/40 (c) 500 498,086
Territory of Guam (RB)
5.00%, 01/01/32 1,000 1,079,885
5.00%, 01/01/33 1,000 1,076,277
5.00%, 01/01/34 1,000 1,077,619
24,647,273
Hawaii : 0.0%
Kuakini, Hawaii Health System,
Series A (RB)
6.38%, 07/01/32 (c) 1,355 1,223,638
Underline
Idaho : 0.2%
Idaho Falls Auditorium District,
Annual Appropriation
Certificates of Participation
(CP)
5.25%, 05/15/51 (c) 2,000 1,805,827
Par
(000’s) Value
Idaho (continued)
Idaho Health Facilities
Authority, Madison Memorial
Hospital Project (RB)
3.50%, 09/01/33 (c) $ 450 $ 398,419
5.00%, 09/01/37 (c) 1,135 1,096,767
Idaho Health Facilities
Authority, Series A (RB)
5.25%, 03/01/50 (c) 1,000 1,010,588
5.25%, 03/01/53 (c) 1,000 992,798
Idaho Health Facilities
Authority, Terraces of Boise,
Series A (RB)
3.80%, 10/01/31 (c) 100 95,571
5,399,970
Illinois : 8.7%
Chicago Board of Education,
Series A (GO)
5.00%, 12/01/29 1,000 1,042,866
5.00%, 12/01/30 (c) 1,195 1,224,147
5.00%, 12/01/30 (c) 1,265 1,289,223
5.00%, 12/01/32 (c) 5,575 5,733,992
5.00%, 12/01/33 (c) 5,100 5,210,922
5.00%, 12/01/33 (c) 250 251,316
5.00%, 12/01/34 (c) 395 400,266
5.00%, 12/01/35 (c) 2,400 2,412,224
5.00%, 12/01/36 (c) 6,990 6,966,893
5.00%, 12/01/37 (c) 3,610 3,545,247
5.00%, 12/01/39 (c) 6,000 5,717,853
5.00%, 12/01/40 (c) 6,350 5,949,309
5.00%, 12/01/42 (c) 12,755 11,862,378
5.00%, 12/01/47 (c) 7,000 6,304,976
5.25%, 12/01/35 (c) 3,000 3,100,176
5.88%, 12/01/47 (c) 2,600 2,645,510
7.00%, 12/01/26 (c) 5,200 5,250,540
7.00%, 12/01/44 (c) 4,210 4,225,482
7.00%, 12/01/46 (c) 2,250 2,312,386
Chicago Board of Education,
Series A (GO) (AGM)
5.00%, 12/01/33 (c) 1,250 1,279,107
5.00%, 12/01/34 (c) 1,250 1,270,762
Chicago Board of Education,
Series A (GO) (AMBAC)
5.50%, 12/01/25 145 145,739
5.50%, 12/01/26 175 177,950
5.50%, 12/01/31 1,285 1,375,261
Chicago Board of Education,
Series A (GO) (NATL)
0.00%, 12/01/27 ^ 760 698,189
0.00%, 12/01/28 ^ 390 344,615
0.00%, 12/01/30 ^ 55 44,401
5.50%, 12/01/26 245 249,035
Chicago Board of Education,
Series B (GO)
4.00%, 12/01/39 (c) 5,000 4,421,887
4.00%, 12/01/40 (c) 5,000 4,370,906
5.00%, 12/01/27 1,500 1,542,268
5.00%, 12/01/31 (c) 1,600 1,656,128
5.00%, 12/01/33 (c) 1,105 1,105,011

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
5.00%, 12/01/33 (c) $ 200 $ 201,341
5.00%, 12/01/34 (c) 1,680 1,677,034
6.50%, 12/01/46 (c) 4,000 4,032,021
Chicago Board of Education,
Series C (GO)
5.00%, 12/01/27 2,000 2,056,358
5.00%, 12/01/30 (c) 1,000 1,017,672
5.00%, 12/01/34 (c) 8,805 8,789,454
5.25%, 12/01/35 (c) 3,515 3,515,023
5.25%, 12/01/39 (c) 12,180 11,966,165
6.00%, 12/01/35 (c) 1,160 1,161,025
Chicago Board of Education,
Series C (GO) (AGM)
5.00%, 12/01/30 (c) 500 520,273
Chicago Board of Education,
Series E (GO)
5.12%, 12/01/32 (c) 3,640 3,640,818
Chicago Board of Education,
Series G (GO)
5.00%, 12/01/44 (c) 3,000 2,723,725
Chicago Board of Education,
Series H (GO)
5.00%, 12/01/36 (c) 9,730 9,444,401
5.00%, 12/01/46 (c) 7,710 6,865,868
Chicago O'Hare International
Airport (RB) (AGM)
5.00%, 01/01/48 (c) 1,000 967,572
Chicago O'Hare International
Airport, Series A (RB) (AGM)
5.25%, 01/01/45 (c) 3,000 3,027,982
Chicago O'Hare International
Airport, Series B (RB)
4.50%, 01/01/56 (c) 1,105 996,222
Chicago School Reform Board
of Trustees, Series A (GO)
(NATL)
0.00%, 12/01/25 ^ 355 350,808
0.00%, 12/01/29 ^ 1,460 1,236,560
Chicago School Reform Board
of Trustees, Series B-1 (GO)
(NATL)
0.00%, 12/01/25 ^ 2,210 2,183,903
0.00%, 12/01/26 ^ 1,630 1,554,436
0.00%, 12/01/27 ^ 1,030 946,230
0.00%, 12/01/28 ^ 690 609,704
0.00%, 12/01/29 ^ 645 546,289
0.00%, 12/01/31 ^ 520 399,567
Chicago Transit Authority,
Federal Transit
Administration Section 5307
Urbanized Area Formula (RB)
5.00%, 06/01/26 100 101,603
City of Chicago (RB) (AMBAC)
5.75%, 11/01/30 765 816,635
City of Chicago IL (GO)
6.00%, 01/01/50 (c) 2,000 2,044,852
City of Chicago IL (GO) (BAM)
6.00%, 01/01/46 (c) 1,000 1,059,444
Par
(000’s) Value
Illinois (continued)
City of Chicago, Board of
Education, Series A (GO)
6.00%, 12/01/49 (c) $ 5,000 $ 5,111,689
City of Chicago, City Colleges
(GO) (NATL)
0.00%, 01/01/28 ^ 345 321,198
0.00%, 01/01/30 ^ 420 359,696
0.00%, 01/01/33 ^ 985 731,521
0.00%, 01/01/34 ^ 760 534,649
City of Chicago, Series A (GO)
5.00%, 01/01/27 200 204,163
5.00%, 01/01/27 725 740,091
5.00%, 01/01/32 (c) 1,500 1,569,499
5.00%, 01/01/33 (c) 3,000 3,118,607
5.00%, 01/01/34 (c) 3,000 3,097,940
5.00%, 01/01/44 (c) 2,400 2,275,653
5.00%, 01/01/45 (c) 4,000 3,761,797
5.25%, 01/01/45 (c) 2,000 1,944,736
5.50%, 01/01/41 (c) 1,000 1,009,691
5.50%, 01/01/49 (c) 3,000 2,897,469
6.00%, 01/01/38 (c) 5,000 5,079,546
City of Chicago, Series A (GO)
(NATL)
0.00%, 01/01/29 ^ 140 124,640
City of Chicago, Series A (GO)
(SAW)
5.00%, 01/01/29 2,775 2,898,270
City of Chicago, Series B (GO)
5.00%, 01/01/33 1,500 1,581,007
5.00%, 01/01/41 (c) 1,000 983,082
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^ 195 151,390
5.00%, 01/01/26 380 383,641
5.00%, 01/01/27 (c) 250 251,526
City of Chicago, Wastewater
Transmission, Series B (RB)
(BAM)
5.00%, 01/01/34 250 278,812
Illinois Finance Authority (RB)
5.00%, 11/01/30 (c) 100 88,519
5.88%, 09/01/46 (c) 7,250 6,902,501
Illinois Finance Authority, Acero
Charter Schools, Inc. (RB)
4.00%, 10/01/42 (c) 1,000 818,153
Illinois Finance Authority,
Admiral Lake Project (RB)
5.12%, 05/15/38 (c) 390 331,780
Illinois Finance Authority,
Central Baptist Village (RB)
5.38%, 11/15/39 (c) 35 32,784
Illinois Finance Authority, CHF
- Cook, LLC - Northeastern
Illinois University Project,
Series A (RB)
5.00%, 07/01/30 (c) 1,000 978,740
Illinois Finance Authority,
Friendship Village of
Schaumburg (RB)
5.00%, 02/15/27 (d) * 2,675 21,403

Par
(000’s) Value
Illinois (continued)
5.00%, 02/15/37 (c) (d) * $ 5,797 $ 46,372
5.12%, 02/15/45 (c) (d) * 5,467 43,733
Illinois Finance Authority,
Goodman Theatre Project,
Series A (RB)
6.00%, 10/01/45 (c) 1,505 1,470,975
6.12%, 10/01/50 (c) 1,000 975,089
Illinois Finance Authority,
Illinois Institute of Technology
(RB)
5.00%, 09/01/40 (c) 175 159,658
Illinois Finance Authority,
Intrinsic School Project,
Series A (RB)
6.00%, 12/01/45 (c) 500 499,925
Illinois Finance Authority,
Lutheran Life Communities
Obligated Group, Series A
(RB)
5.00%, 11/01/29 (c) 500 325,000
5.00%, 11/01/30 (c) 250 162,500
5.00%, 11/01/35 (c) 5 3,250
Illinois Finance Authority,
Roosevelt University (RB)
5.50%, 04/01/32 (c) 475 474,997
Illinois Finance Authority, Series
B (RB)
5.00%, 10/01/34 250 256,868
5.00%, 10/01/44 (c) 500 460,896
Illinois Finance Authority, Solis
Wate Disposal, Series B (RB)
7.38%, 09/01/42 (c) (p) 2,500 2,724,735
Illinois Finance Authority,
Student Housing and
Academic Facility, Series A
(RB)
5.00%, 02/15/47 (c) 4,125 3,755,914
Illinois Finance Authority,
Surface Freight Transfer
Facilities (RB)
4.80%, 12/01/43 (c) (p) 1,500 1,499,537
Illinois Sports Facilities
Authority (RB)
5.00%, 06/15/28 1,000 1,035,584
5.00%, 06/15/29 1,000 1,047,722
5.00%, 06/15/30 (c) 1,555 1,623,729
Illinois Sports Facilities
Authority (RB) (AGM)
5.00%, 06/15/27 (c) 3,000 3,006,538
Illinois Sports Facilities
Authority (RB) (AMBAC)
0.00%, 06/15/26 ^ 690 669,956
Illinois State, Series A (GO)
5.00%, 12/01/31 (c) 500 516,142
5.00%, 05/01/43 (c) 500 500,270
Par
(000’s) Value
Illinois (continued)
Metropolitan Pier and
Exposition Authority, Illinois
McCormick Place Expansion
Project, Series A (RB)
0.00%, 12/15/52 ^ $ 4,750 $ 1,036,769
4.00%, 06/15/52 (c) 1,500 1,184,517
5.00%, 06/15/50 (c) 7,305 7,098,764
5.00%, 06/15/57 (c) 1,040 990,122
Metropolitan Pier and
Exposition Authority, Illinois
McCormick Place Expansion
Project, Series A (RB) (NATL)
0.00%, 06/15/30 ^ 745 628,632
0.00%, 12/15/30 ^ 475 392,338
0.00%, 06/15/31 ^ 125 100,674
0.00%, 12/15/33 ^ 1,500 1,071,657
0.00%, 06/15/34 ^ 190 132,163
0.00%, 12/15/34 ^ 590 399,572
0.00%, 06/15/39 ^ 115 58,765
Metropolitan Pier and
Exposition Authority, Illinois
McCormick Place Expansion
Project, Series B (RB)
0.00%, 12/15/50 ^ 35,755 8,776,798
5.00%, 12/15/40 (c) 1,000 1,001,126
5.00%, 06/15/53 (c) 1,500 1,455,969
Northeastern Illinois University,
Capital Improvement Project
(CP)
4.00%, 10/01/38 (c) 585 469,181
Northern Illinois Municipal
Power Agent Power Project,
Prairie State Project, Series
A (RB)
4.00%, 12/01/31 (c) 2,000 2,009,036
State of Illinois (GO)
5.00%, 02/01/27 500 515,835
State of Illinois (RB)
3.00%, 06/15/31 (c) 100 95,344
State of Illinois, Series A (GO)
5.00%, 10/01/28 500 528,974
5.00%, 11/01/28 5 5,305
5.00%, 12/01/34 (c) 100 102,131
5.00%, 05/01/41 (c) 365 366,952
5.00%, 03/01/46 (c) 4,865 4,738,670
State of Illinois, Series B (GO)
5.00%, 03/01/27 2,000 2,066,506
5.25%, 05/01/42 (c) 3,000 3,076,862
5.25%, 05/01/45 (c) 1,470 1,483,598
5.25%, 05/01/49 (c) 5,900 5,884,556
State of Illinois, Series D (GO)
5.00%, 11/01/25 250 251,397
Upper Illinois River Valley
Development Authority, Elgin
Math and Science Academy
Charter School Project, Series
A (RB)
6.00%, 03/01/63 (c) 1,000 944,180

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Village of Bolingbrook, Special
Service Area No. 1 (ST)
5.25%, 03/01/41 (c) $ 500 $ 493,545
Village of Bridgeview (GO)
5.00%, 12/01/42 (c) 360 318,063
Will County Community High
School District No. 210, Series
B (GO)
0.00%, 01/01/29 ^ 90 80,099
0.00%, 01/01/31 ^ 245 200,686
0.00%, 01/01/33 ^ 540 400,746
286,783,065
Indiana : 1.1%
City of Anderson, Indiana
Economic Development,
Anderson University (RB)
4.75%, 10/01/27 (c) 135 116,289
City of Valparaiso, Pratt Paper,
LLC Project (RB)
5.00%, 01/01/54 (c) 2,000 1,828,817
Indiana Finance Authority (RB)
5.00%, 02/01/32 2,000 2,206,661
5.00%, 02/01/33 2,000 2,213,882
5.00%, 10/01/64 (c) (p) 2,000 2,136,222
Indiana Finance Authority
Educational Facilities,
Earlham College Project,
Series A (RB)
5.00%, 10/01/32 (c) 150 147,888
Indiana Finance Authority
Midwestern Disaster Relief,
Ohio Valley Electric Corp.
Project, Series C (RB)
3.00%, 11/01/30 1,500 1,458,730
Indiana Finance Authority
Student Housing (RB)
5.25%, 07/01/55 (c) 2,000 1,771,741
5.75%, 07/01/60 (c) 1,000 938,207
Indiana Finance Authority
Student Housing, Series A
(RB)
5.25%, 07/01/64 (c) 1,000 950,273
Indiana Finance Authority,
Baptist Healthcare System,
Series A (RB)
5.00%, 08/15/51 (c) 2,000 1,952,659
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series B (RB)
3.00%, 11/01/30 5,000 4,862,432
Indiana Finance Authority,
Series C (RB)
5.00%, 02/01/33 1,000 1,133,851
5.00%, 02/01/34 500 568,362
5.00%, 02/01/45 (c) 500 514,593
Indiana Finance Authority,
United States Steel Corp.
Project, Series A (RB)
4.12%, 12/01/26 5,500 5,512,938
Par
(000’s) Value
Indiana (continued)
Indianapolis Local Public
Improvement Bond Bank (RB)
5.75%, 03/01/43 (c) $ 2,340 $ 2,404,624
6.00%, 03/01/53 (c) 1,000 1,020,332
6.12%, 03/01/57 (c) 3,135 3,217,204
34,955,705
Iowa : 0.7%
City of Coralville, Marriott Hotel
and Convention Center,
Series E (CP)
4.00%, 06/01/29 (c) 1,025 990,938
Iowa Finance Authority,
Lifespace Communities, Inc.,
Series A (RB)
5.00%, 05/15/43 (c) 655 623,593
5.00%, 05/15/48 (c) 4,000 3,653,797
Iowa Finance Authority,
Midwestern Disaster Area,
Alcoa Inc. Project (RB)
4.75%, 08/01/42 (c) 12,000 11,210,514
Iowa Finance Authority, Series
A (RB)
5.00%, 05/15/49 (c) 3,500 3,180,068
5.12%, 05/15/59 (c) 1,000 910,890
Iowa Higher Education Loan
Authority, Wartburg College
Project (RB)
4.00%, 10/01/25 600 598,525
5.00%, 10/01/37 (c) 2,115 1,871,729
23,040,054
Kansas : 0.3%
City of Hutchinson, Regional
Medical Center, Inc. (RB)
5.00%, 12/01/41 (c) 250 203,664
City of Lenexa, Kansas Health
Care Facility, Lakeview Village,
Inc., Series A (RB)
5.00%, 05/15/43 (c) 1,000 930,457
City of Manhattan, Kansas
Health Care Facilities
Authority, Meadowlark Hills
Retirement Community,
Series A (RB)
4.00%, 06/01/46 (c) 3,000 2,328,980
City of Manhattan, Kansas
Sales Tax, Downtown
Redevelopment Star Project
Area (RB)
4.00%, 06/01/27 (c) 50 50,039
City of Wichita, Health Care
Facilities, Series I (RB)
5.00%, 05/15/38 (c) 1,355 1,261,469
City of Wichita, Health Care
Facilities, Series III (RB)
5.00%, 05/15/34 (c) 250 244,249
5.00%, 05/15/50 (c) 500 395,390

Par
(000’s) Value
Kansas (continued)
Manhattan Kansas Health Care
Facilities, Meadowlark Hills,
Series A (RB)
4.00%, 06/01/36 (c) $ 1,000 $ 899,665
Topeka Kansas Health Care
Facilities, Brewster Place,
Series A (RB)
6.25%, 12/01/42 (c) 1,000 1,001,805
6.50%, 12/01/52 (c) 1,000 984,498
Wyandotte County KS, Unified
School District No. 500 (GO)
(BAM)
5.00%, 09/01/50 (c) 1,000 1,000,447
Wyandotte County, Unified
School District No. 500 (GO)
(BAM)
5.25%, 09/01/55 (c) 1,500 1,521,200
10,821,863
Kentucky : 1.3%
Christian County, Jennie Stuart
Medical Center (RB)
5.38%, 02/01/36 (c) 100 100,335
City of Henderson, Kentucky
Exempt Facilities, Pratt Paper,
LLC Project, Series A (RB)
4.45%, 01/01/42 (c) 2,250 2,052,131
4.70%, 01/01/52 (c) 3,000 2,633,549
Kentucky Economic
Development Finance
Authority Hospital, Series A
(RB)
5.00%, 06/01/31 (c) 1,315 1,338,343
5.00%, 06/01/45 (c) 1,720 1,633,334
Kentucky Economic
Development Finance
Authority, Louisville Arena
Authority, Inc., Series A (RB)
(AGM)
5.00%, 12/01/47 (c) 760 742,841
Kentucky Economic
Development Finance
Authority, Louisville Arena
Project, Series A (RB) (AGM)
5.00%, 12/01/45 (c) 2,655 2,609,507
Kentucky Economic
Development Finance
Authority, Masonic Home
Independent Living II, Inc.,
Series A (RB)
5.00%, 05/15/31 (c) 2,545 2,472,584
5.00%, 05/15/36 (c) 350 316,324
5.00%, 05/15/46 (c) 1,250 966,575
Kentucky Economic
Development Finance
Authority, Masonic Homes of
Kentucky, Inc. (RB)
5.38%, 11/15/32 (c) 1,250 1,203,116
5.50%, 11/15/45 (c) 180 143,326
Par
(000’s) Value
Kentucky (continued)
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series A (RB)
5.00%, 06/01/26 $ 175 $ 176,751
5.25%, 06/01/41 (c) 750 748,371
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series B (RB)
5.00%, 06/01/40 (c) 500 488,074
Kentucky Public Energy
Authority, Gas Supply, Series
A (RB)
5.25%, 06/01/55 (c) (p) 9,000 9,504,441
Kentucky Public Energy
Authority, Gas Supply, Series
A-1 (RB)
5.00%, 05/01/55 (c) (p) 2,500 2,623,784
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
5.00%, 01/01/55 (c) (p) 1,500 1,587,279
Louisville & Jefferson County,
UOFL Health Project, Series A
(RB) (AGM)
5.00%, 05/15/47 (c) 3,170 3,040,260
5.00%, 05/15/47 (c) 2,500 2,426,574
5.00%, 05/15/52 (c) 4,000 3,765,866
Paducah Electric Plant Board,
Series A (RB) (AGM)
5.00%, 10/01/29 (c) 1,045 1,071,644
41,645,009
Louisiana : 1.5%
Calcasieu Parish Memorial
Hospital Service District (RB)
5.00%, 12/01/39 (c) 3,800 3,557,945
City of Shreveport (GO) (AGC)
5.00%, 03/01/49 (c) 1,000 972,781
City of Shreveport, Water and
Sewer, Series C (RB) (BAM)
5.00%, 12/01/25 100 100,664
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Christwood Project
(RB)
4.25%, 11/15/30 750 749,023
5.00%, 11/15/37 (c) 1,020 998,711
5.25%, 11/15/53 (c) 300 266,399
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, City of New
Orleans Gomesa Project (RB)
4.00%, 11/01/46 (c) 2,775 2,304,090

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Louisiana (continued)
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Jefferson Parish
Gomesa Project (RB) (NATL)
4.00%, 11/01/44 (c) $ 1,800 $ 1,511,452
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Parc Fontaine
Apartments, Series A (RB)
4.25%, 12/01/35 (c) 175 128,625
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32 (c) 3,245 3,104,134
Louisiana Public Facilities
Authority (RB)
5.00%, 05/15/30 (c) 2,000 2,168,568
6.00%, 06/15/59 (c) 500 478,830
Louisiana Public Facilities
Authority, I-10 Calcasieu
River Bridge Public-Private
Partnership Project (RB)
5.00%, 09/01/66 (c) 1,000 912,293
5.50%, 09/01/59 (c) 1,000 996,371
5.75%, 09/01/64 (c) 7,000 7,111,717
Louisiana Public Facilities
Authority, Lake Charles
Academy Foundation Project,
Series A (RB)
5.00%, 12/15/43 (c) 1,000 912,864
Louisiana Public Facilities
Authority, Lake Charles
Chapter Academy Project,
Series A (RB)
5.00%, 12/15/34 (c) 1,500 1,506,643
Louisiana Public Facilities
Authority, Solid Waste
Disposal, Louisiana Pellets,
Inc. Project (RB)
7.75%, 07/01/39 (c) (d) * 1,647 16
Louisiana Public Facilities
Authority, Solid Waste
Disposal, Louisiana Pellets,
Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) * 2,259 22
8.38%, 07/01/39 (c) (d) * 1,389 14
Parish of St. James, Nustar
Logistics, LP Project (RB)
6.35%, 07/01/40 (c) 6,355 6,811,075
Parish of St. James, Nustar
Logistics, LP Project, Series
A (RB)
6.35%, 10/01/40 (c) 6,000 6,429,629
Par
(000’s) Value
Louisiana (continued)
Parish of St. John the Baptist,
Series A-3 (RB)
2.20%, 06/01/37 (p) $ 2,000 $ 1,983,808
State of Louisiana, Series B
(GO)
5.00%, 06/01/33 1,485 1,685,021
5.00%, 06/01/34 1,000 1,136,038
5.00%, 06/01/36 (c) 2,000 2,220,342
48,047,075
Maine : 0.2%
Maine Health and Higher
Educational Facilities
Authority, Eastern Maine
Medical Center Obligated
Group Issue, Series A (RB)
4.00%, 07/01/46 (c) 1,695 1,263,849
5.00%, 07/01/41 (c) 1,000 909,820
5.00%, 07/01/46 (c) 3,345 2,940,476
5,114,145
Maryland : 1.0%
Baltimore Maryland, Special
Obligation, Harbor Point
Project (RB)
5.00%, 06/01/51 (c) 1,000 938,732
City of Baltimore, Convention
Center Hotel (RB)
5.00%, 09/01/30 (c) 1,000 1,017,012
5.00%, 09/01/39 (c) 1,000 969,015
5.00%, 09/01/42 (c) 2,250 2,118,656
5.00%, 09/01/46 (c) 2,000 1,852,979
City of Baltimore, East
Baltimore Research Park
Project, Series A (RB)
5.00%, 09/01/38 (c) 500 500,142
City of Baltimore, Harbor Point
Project (RB)
5.12%, 06/01/43 (c) 250 245,056
Frederick County, Maryland
Educational Facilities
Project, Mount Saint Mary's
University, Series A (RB)
5.00%, 09/01/32 (c) 2,000 2,002,110
5.00%, 09/01/37 (c) 1,000 953,784
5.00%, 09/01/45 (c) 1,000 875,461
Frederick County, Maryland
Urban Community
Development Authority,
Series A (ST)
4.00%, 07/01/50 (c) 1,925 1,592,267
Frederick County, Maryland,
Jefferson Technology Park
Project, Series B (TA)
4.62%, 07/01/43 (c) 1,800 1,649,665
Howard County, Series A (TA)
4.50%, 02/15/47 (c) 2,500 2,192,939

Par
(000’s) Value
Maryland (continued)
Maryland Economic
Development Corp., Core
Natural Resources, Inc.
Project (RB)
5.00%, 07/01/48 (c) (p) $ 2,000 $ 2,010,814
Maryland Economic
Development Corp., Metro
Centre at Owings Mills
Project (TA)
4.38%, 07/01/36 (c) 470 444,501
4.50%, 07/01/44 (c) 530 466,383
Maryland Economic
Development Corp., Port
Covington Project (TA)
4.00%, 09/01/40 (c) 2,250 1,997,272
4.00%, 09/01/50 (c) 3,250 2,581,689
Maryland Economic
Development Corp., Purple
Line Light Rail Project, Series
B (RB)
5.25%, 06/30/52 (c) 1,085 1,025,487
Maryland Health & Higher
Educational Facilities
Authority (RB) (AGC)
5.00%, 07/01/55 (c) 3,000 2,943,561
Maryland Health and Higher
Educational Facilities
Authority, Mercy Medical
Center, Series A (RB)
5.00%, 07/01/38 (c) 250 250,950
Maryland Health and Higher
Educational Facilities
Authority, Series A (RB)
5.25%, 07/01/52 (c) 2,250 2,250,181
Prince George County,
Collington Episcopal Life Care
Community, Inc. (RB)
5.25%, 04/01/37 (c) 1,000 963,036
Prince George's County,
Suitland-Naylor Road Project
(TA)
4.75%, 07/01/36 (c) 400 400,074
32,241,766
Massachusetts : 1.9%
Collegiate Charter School of
Lowell (RB)
5.00%, 06/15/39 (c) 365 357,204
Commonwealth of
Massachusetts (RB) (BAM)
5.50%, 01/01/34 1,420 1,605,675
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 04/01/45 (c) 1,000 1,029,530
5.00%, 04/01/50 (c) 1,250 1,272,635
5.00%, 04/01/55 (c) 1,100 1,111,405
Commonwealth of
Massachusetts, Series E (GO)
5.00%, 08/01/54 (c) 5,000 5,038,906
Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency (RB)
5.00%, 09/01/59 (c) $ 2,000 $ 1,957,171
6.38%, 07/15/45 (c) 500 485,732
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series J
(RB)
5.00%, 07/01/53 (c) 1,500 1,458,098
Massachusetts Development
Finance Agency, Boston
Medical Center, Series D (RB)
5.00%, 07/01/44 (c) 2,120 2,015,899
Massachusetts Development
Finance Agency, Boston
Medical Center, Series G (RB)
5.25%, 07/01/52 (c) 1,435 1,387,085
Massachusetts Development
Finance Agency, Boston
Student Housing Project (RB)
5.00%, 10/01/48 (c) 1,000 898,498
Massachusetts Development
Finance Agency, Brown
University Health, Series A
(RB)
5.25%, 08/15/45 (c) 1,000 1,004,857
5.50%, 08/15/50 (c) 1,500 1,503,031
Massachusetts Development
Finance Agency, Care
Communities, LLC Issue,
Series A (RB)
5.50%, 07/15/35 250 248,064
Massachusetts Development
Finance Agency, Emmanuel
College, Series A (RB)
5.00%, 10/01/43 (c) 1,035 964,300
Massachusetts Development
Finance Agency, Lasell Village,
Inc. (RB)
5.00%, 07/01/29 1,500 1,588,959
5.25%, 07/01/50 (c) 1,000 962,134
5.25%, 07/01/55 (c) 1,000 950,467
Massachusetts Development
Finance Agency, Lawrence
General Hospital (RB)
5.00%, 07/01/34 (c) 1,000 919,795
Massachusetts Development
Finance Agency, Lawrence
General Hospital, Series A
(RB)
5.25%, 07/01/34 (c) 350 327,856
Massachusetts Development
Finance Agency, Linden
Ponds, Inc. Facility (RB)
5.00%, 11/15/38 (c) 500 508,787
5.12%, 11/15/46 (c) 500 500,872

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, Merrimack
College Student Housing
Project, Series A (RB)
5.00%, 07/01/54 (c) $ 1,000 $ 890,833
5.00%, 07/01/60 (c) 1,000 874,933
Massachusetts Development
Finance Agency, Newbridge
on the Charles, Inc. (RB)
4.00%, 10/01/32 (c) 1,000 998,908
4.12%, 10/01/42 (c) 2,500 2,168,717
5.00%, 10/01/47 (c) 1,400 1,293,504
5.00%, 10/01/57 (c) 14,550 12,970,244
Massachusetts Development
Finance Agency, Series N-1
(RB)
4.50%, 07/01/54 (c) 2,000 1,755,962
5.25%, 07/01/50 (c) 4,000 3,987,013
Massachusetts Development
Finance Agency, South Shore
Hospital Issue, Series I (RB)
4.00%, 07/01/36 (c) 1,500 1,400,463
Massachusetts Development
Finance Agency, Springfield
College Issue, Series A (RB)
(AGM)
4.00%, 06/01/56 (c) 5 3,515
Massachusetts Development
Finance Agency, Suffolk
University (RB)
5.00%, 07/01/34 (c) 1,120 1,121,798
Massachusetts Development
Finance Agency, UMass
Boston Student Housing
Project (RB)
5.00%, 10/01/41 (c) 1,930 1,852,859
Massachusetts Development
Finance Agency, UMass
Dartmouth Student Housing
Project (RB)
5.00%, 10/01/48 (c) 1,000 865,362
Massachusetts Development
Finance Agency, UMass
Memorial Health Care, Series
I (RB)
5.00%, 07/01/29 (c) 190 193,034
5.00%, 07/01/46 (c) 510 484,951
Massachusetts Development
Finance Agency, UMass
Memorial Health Care, Series
N-2 (RB)
5.00%, 07/01/35 (c) 1,000 1,091,955
Massachusetts Development
Finance Agency, Wellforce,
Inc., Series C (RB) (AGM)
3.00%, 10/01/45 (c) 3,000 2,179,356
Par
(000’s) Value
Massachusetts (continued)
Massachusetts State
Development Finance
Agency, Wellforce Issue,
Series A (RB)
5.00%, 07/01/33 (c) $ 1,250 $ 1,270,916
63,501,283
Michigan : 1.0%
Calhoun County Hospital
Finance Authority, Oaklawn
Hospital (RB)
5.00%, 02/15/41 (c) 290 270,108
City of Detroit, Michigan
Unlimited Tax (GO)
5.50%, 04/01/45 (c) 250 253,183
City of Detroit, Michigan
Unlimited Tax, Series A (GO)
5.00%, 04/01/46 (c) 135 131,674
5.00%, 04/01/50 (c) 1,475 1,405,414
Detroit Service Learning
Academy, Public School
Academy (RB) (AGM)
4.00%, 07/01/41 (c) 1,000 821,929
Flint Michigan Hospital Building
Authority, Hurley Medical
Center (RB)
4.00%, 07/01/41 (c) 500 447,085
Flint Michigan Hospital Building
Authority, Hurley Medical
Center, Series B (RB)
4.75%, 07/01/28 (c) 235 234,306
Ivywood Classical Academy (RB)
6.25%, 01/01/59 (c) 1,000 934,735
Michigan Finance Authority,
Corewell Health, Series A (RB)
5.00%, 08/15/35 (c) 2,500 2,780,002
5.00%, 08/15/46 (c) 2,000 2,028,712
Michigan Finance Authority,
Corewell Health, Series B-2
(RB)
5.00%, 08/15/55 (p) 6,000 6,435,203
Michigan Finance Authority,
Henry Ford Health Detroit
South Campus (RB)
5.50%, 02/28/57 (c) 4,255 4,276,912
Michigan Finance Authority,
Presbyterian Villages of
Michigan (RB)
5.50%, 11/15/45 (c) 300 241,808
Michigan Finance Authority,
Public Lighting Authority
Local Project, Series B (RB)
5.00%, 07/01/39 (c) 215 215,104
5.00%, 07/01/44 (c) 3,575 3,575,253
Michigan Finance Authority,
Thomas M. Cooley Law
School Project (RB)
5.00%, 07/01/34 (c) 795 795,814

Par
(000’s) Value
Michigan (continued)
Michigan Finance Authority,
Tobacco Settlement Bonds,
Series B-2 (RB)
0.00%, 06/01/65 (c) ^ $ 15,500 $ 1,420,715
Michigan Strategic Fund, I-75
Improvement Project (RB)
5.00%, 06/30/31 (c) 600 618,246
5.00%, 12/31/32 (c) 700 716,674
5.00%, 06/30/48 (c) 1,470 1,393,640
Michigan Strategic Fund, I-75
Improvement Project (RB)
(AGM)
4.50%, 06/30/48 (c) 1,000 902,227
Michigan Tobacco Settlement
Finance Authority, Series B
(RB)
0.00%, 06/01/52 (c) ^ 260 29,783
Western Michigan University,
Series A (RB) (AGC)
5.25%, 11/15/49 (c) 1,000 1,025,996
5.25%, 11/15/54 (c) 1,500 1,530,718
32,485,241
Minnesota : 0.7%
Chippewa County, Chippewa
County-Montevideo Hospital
Project (RB)
4.00%, 03/01/37 (c) 135 125,272
City of Anoka, Homestead at
Anoka, Inc. Project (RB)
4.25%, 11/01/27 (c) 310 306,060
City of Apple Valley MN (RB)
5.38%, 09/01/45 (c) 420 404,654
5.50%, 09/01/55 (c) 600 574,210
5.62%, 09/01/65 (c) 815 780,249
City of Brainerd MN (RB)
5.50%, 05/01/45 (c) 1,000 944,439
City of Brooklyn Park, Charter
School, Athlos Leadership
Academy Project, Series A
(RB)
5.50%, 07/01/35 (c) 1,070 989,981
5.50%, 07/01/40 (c) 245 211,660
City of Brooklyn Park,
Minnesota Chapter School
(RB)
5.12%, 06/15/54 (c) 1,000 873,084
City of Coon Rapids MN (RB)
6.50%, 06/15/47 (c) 1,000 1,000,292
City of Crookston, Health Care
Facilities, Riverview Health
Project (RB)
5.00%, 05/01/34 (c) 3,000 2,153,618
City of Deephaven, Charter
School, Eagle Ridge Academy
Project, Series A (RB)
5.25%, 07/01/40 (c) 500 499,986
5.50%, 07/01/50 (c) 2,860 2,776,293
Par
(000’s) Value
Minnesota (continued)
City of Forest Lake,
International Language
Academy, Series A (RB) (SAW)
5.38%, 08/01/50 (c) $ 500 $ 467,561
City of Maple Grove, Minnesota
Health Care Facilities (RB)
3.38%, 05/01/33 (c) 115 106,186
City of Minneapolis, Fairview
Health Services, Series A (RB)
5.00%, 11/15/34 (c) 1,830 1,874,394
City of St. Cloud, Centracare
Health System (RB)
5.00%, 05/01/54 (c) 1,000 981,715
City of St. Louis Park, Place Via
Sol Project (RB) (AMBAC)
6.00%, 07/01/53 (d) (p) * 1,927 192,740
City of St. Paul, Housing and
Redevelopment Authority,
Series A (RB)
5.75%, 09/01/46 (c) 325 324,669
City of St. Paul, Minnesota
Housing and Redevelopment
Authority (RB)
4.00%, 11/15/43 (c) 2,000 1,659,977
Duluth Economic Development
Authority, Benedictine Health
System, Series A (RB)
4.00%, 07/01/41 (c) 2,255 1,806,797
Minneapolis Minnesota Heath
Care System, Fairview Health
Services, Series A (RB)
5.00%, 11/15/49 (c) 2,000 1,912,801
Minnesota Higher Education
Facilities Authority, Augsburg
College, Series A (RB)
5.00%, 05/01/46 (c) 1,000 662,732
Minnesota Higher Education
Facilities Authority, Augsburg
College, Series B (RB)
4.25%, 05/01/40 (c) 860 573,892
Township of Baytown, St. Croix
Preparatory Academy Project,
Series A (RB)
4.00%, 08/01/36 (c) 250 224,741
Woodbury, Minnesota Charter
School Lease, Woodbury
Leadership Academy Project,
Series A (RB)
4.00%, 07/01/56 (c) 1,150 800,870
23,228,873
Mississippi : 0.2%
Mississippi Development Bank,
Magnolia Regional Health
Center Project (RB)
4.00%, 10/01/41 (c) 3,500 2,699,759
5.00%, 10/01/32 (c) 1,530 1,557,895

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Mississippi (continued)
Mississippi Hospital Equipment
and Facilities Authority,
Baptist Memorial Health
Corp., Series A (RB)
5.00%, 09/01/41 (c) $ 3,000 $ 2,900,215
7,157,869
Missouri : 0.9%
Boone County, Boone Hospital
Center (RB)
3.00%, 08/01/34 (c) 410 296,268
4.00%, 08/01/38 (c) 565 408,916
City of Liberty, Liberty
Commons Project, Series A
(TA)
5.75%, 06/01/35 (c) 500 466,051
City of Nevada, Regional
Medical Center (RB) (ACA)
4.30%, 10/01/26 (c) 25 24,895
City of St. Louis, Industrial
Development Authority,
Ballpark Village Development
Project, Series A (RB)
4.38%, 11/15/35 (c) 250 225,853
Health & Educational Facilities
Authority of the State of
Missouri (RB)
5.00%, 10/01/35 (c) 500 487,756
6.00%, 10/01/45 (c) 500 479,834
Health and Educational
Facilities Authority, Lutheran
Senior Services Projects,
Series A (RB)
5.25%, 02/01/48 (c) 1,000 955,202
5.25%, 02/01/54 (c) 250 234,365
Health and Educational
Facilities Authority, Lutheran
Senior Services Projects,
Series B (RB)
5.00%, 02/01/46 (c) 1,460 1,311,991
Health and Educational
Facilities Authority, Lutheran
Senior Services Projects,
Series C (RB)
4.00%, 02/01/42 (c) 475 397,599
I-470 Western Gateway
Transportation Development
District, Series A (RB)
5.25%, 12/01/48 (c) 1,100 1,039,795
Kansas City Industrial
Development Authority,
Methodist Retire Home,
Series B (RB)
5.00%, 11/15/46 5,352 3,552,017
Kansas City Missouri
Industrial Development
Authority, Historic Northeast
Redevelopment Plan, Series
A-1 (RB)
5.00%, 06/01/46 (c) 500 460,757
Par
(000’s) Value
Missouri (continued)
Kirkwood Industrial
Development Authority,
Missouri Retirement
Community, Series A (RB)
5.25%, 05/15/37 (c) $ 1,500 $ 1,445,608
5.25%, 05/15/50 (c) 2,000 1,668,538
Lees Summit Industrial
Development Authority, John
Knox Village, Series A (RB)
5.00%, 08/15/32 (c) 2,430 2,443,733
5.00%, 08/15/36 (c) 1,550 1,518,474
5.00%, 08/15/42 (c) 2,000 1,784,838
Lee's Summit, Industrial
Development Authority,
Senior Living Facilities, John
Knox Village, Series A (RB)
5.00%, 08/15/39 (c) 1,000 1,002,914
5.62%, 08/15/54 (c) 500 476,817
Missouri State Health and
Educational Facilities
Authority, Lutheran Senior
Services Project, Series A (RB)
5.00%, 02/01/42 (c) 3,000 2,899,581
St. Joseph Industrial
Development Authority,
Missouri Healthcare, Series
A (RB)
5.00%, 01/01/50 (c) 1,000 697,165
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis
(RB)
5.00%, 09/01/48 (c) 2,500 2,253,213
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis,
Series A (RB)
5.00%, 09/01/38 (c) 500 497,449
St. Louis County, Industrial
Development Authority, St.
Andrew's Resources, Series
A (RB)
5.00%, 12/01/35 (c) 150 144,035
University City of Missouri,
Industrial Development
Authority, Series A (RB)
4.88%, 06/15/36 (c) 880 871,529
28,045,193
Montana : 0.1%
City of Kalispell, Immanuel
Living at Buffalo Hill Project,
Series B (RB)
4.25%, 05/15/30 (c) 500 502,293
Montana Facility Finance
Authority, Health Care
Facilities, Children's Home &
Hospital Project, Series A (RB)
4.00%, 07/01/50 (c) 1,970 1,231,233
1,733,526

Par
(000’s) Value
Nebraska : 0.2%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/30 $ 2,000 $ 2,111,356
5.00%, 09/01/34 1,000 1,066,746
5.00%, 09/01/36 500 527,861
Central Plains Energy Project,
Gas Supply, Series A (RB)
5.00%, 08/01/55 (c) (p) 2,000 2,124,127
Central Plains Energy Project,
Series G (RB)
5.00%, 05/01/53 (c) (p) 235 244,563
6,074,653
Nevada : 0.5%
City of Las Vegas, Special
Improvement District No.
814 (SA)
4.00%, 06/01/44 (c) 225 186,777
4.00%, 06/01/49 (c) 515 407,427
City of Las Vegas, Special
Improvement District No.
818 (SA)
5.00%, 12/01/49 (c) 500 464,202
City of Reno, Special
Assessment District No. 1,
Local Improvement (SA)
5.25%, 06/01/54 (c) 750 688,560
City of Reno, Tax Increment
Senior Lien, Series C (TA)
5.40%, 06/01/27 (c) 505 505,061
Clark County, Special
Improvement District No.
159 (SA)
5.00%, 08/01/35 (c) 155 155,057
Henderson Local Improvement
District No. T-18 (SA)
4.00%, 09/01/35 (c) 590 531,885
North Las Vegas, Special
Improvement District No. 64
(SA)
4.62%, 06/01/49 (c) 210 182,793
North Las Vegas, Special
Improvement District No. 64
(SA) (SAW)
4.62%, 06/01/43 (c) 440 397,632
State of Nevada, Department
of Business and Industry,
Brightline West Passenger
Rail Project, Series A (RB)
9.50%, 01/01/65 (c) (p) 10,500 9,115,190
State of Nevada, Department
of Business and Industry,
Somerset Academy, Series
A (RB)
5.00%, 12/15/35 (c) 2,000 1,995,886
5.00%, 12/15/38 (c) 400 385,925
5.00%, 12/15/48 (c) 500 440,045
5.12%, 12/15/45 (c) 1,000 916,673
16,373,113
Par
(000’s) Value
New Hampshire : 0.8%
National Finance Authority,
Affordable Housing (RB)
4.75%, 06/20/41 (c) (p) $ 500 $ 499,034
National Finance Authority,
Bridgeland Water and Utility
Districts (RB)
5.38%, 12/15/35 (c) 2,114 2,067,764
National Finance Authority,
Covanta Project, Series B (RB)
4.62%, 11/01/42 (c) 4,225 3,734,790
National Finance Authority,
Emberly and Cantera Creek
Projects (RB)
5.38%, 12/01/31 (c) 713 712,717
National Finance Authority,
Highlands Project (RB)
5.12%, 12/15/30 (c) 675 675,614
National Finance Authority,
Mirador Project (RB)
6.00%, 12/01/31 (c) 750 752,812
National Finance Authority,
New Hampshire Business,
Series A-2 (RB)
4.09%, 01/20/41 3,988 3,548,432
National Finance Authority,
New Hampshire Resource
Recovery, Covanta Project,
Series C (RB)
4.88%, 11/01/42 (c) 3,375 3,041,008
National Finance Authority,
New Hampshire,
Presbyterian Senior Living
Project, Series A (RB)
5.25%, 07/01/48 (c) 1,000 956,939
National Finance Authority,
Silverado Project (RB)
5.00%, 12/01/28 (c) 1,000 1,001,392
National Finance Authority,
Springpoints Living Project
(RB)
4.00%, 01/01/41 (c) 1,000 847,244
National Finance Authority,
Valencia Project (RB)
5.30%, 12/01/32 (c) 750 747,851
National Finance Authority,
Vista Project, Series A (RB)
5.62%, 07/01/46 (c) 2,600 2,472,793
National Finance Authority,
Wildflower Project (RB)
0.00%, 12/15/33 (c) ^ 505 305,855
New Hampshire Business
Finance Authority (RB)
0.00%, 12/01/31 (c) ^ 5,000 3,312,414
5.15%, 06/20/41 (c) (p) 1,000 1,003,889
New Hampshire Business
Finance Authority, Series A
(RB) (BAM)
4.12%, 01/20/34 1,291 1,278,169
26,958,717

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey : 1.9%
New Jersey Economic
Development Authority,
Bancroft Neurohealth
Project, Series A (RB)
5.00%, 06/01/36 (c) $ 470 $ 466,715
New Jersey Economic
Development Authority,
Continental Airlines, Inc.
Project (RB)
5.25%, 09/15/29 (c) 1,410 1,411,468
5.50%, 06/01/33 (c) 60 60,060
5.62%, 11/15/30 (c) 285 285,299
5.62%, 11/15/30 (c) 2,035 2,037,136
5.75%, 09/15/27 (c) 655 656,342
New Jersey Economic
Development Authority,
Kapkowski Road Landfill
Reclamation Improvement
District Project (SA)
5.75%, 04/01/31 55 54,872
New Jersey Economic
Development Authority, Lions
Gate Project (RB)
4.88%, 01/01/29 (c) 535 534,983
5.00%, 01/01/34 (c) 500 493,671
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB)
4.00%, 07/01/32 (c) 1,640 1,608,506
4.00%, 07/01/34 (c) 2,000 1,941,742
5.00%, 07/01/33 (c) 4,640 4,684,750
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB) (BAM)
5.00%, 07/01/28 (c) 2,500 2,590,310
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series B (RB) (XLCA)
0.00%, 07/01/26 ^ 515 500,210
New Jersey Economic
Development Authority, Port
Newark Container Terminal
LLC Project (RB)
5.00%, 10/01/47 (c) 3,300 3,100,762
New Jersey Economic
Development Authority,
Rapuano Port & Rail Terminal
Project (RB)
6.38%, 01/01/35 (c) 1,250 1,270,354
New Jersey Economic
Development Authority,
School Facilities Construction,
Series EEE (RB)
5.00%, 06/15/48 (c) 2,880 2,841,674
Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority,
School Facilities Construction,
Series LLL (RB)
5.00%, 06/15/38 (c) $ 600 $ 615,771
New Jersey Economic
Development Authority,
School Facilities Construction,
Series WW (RB)
5.25%, 06/15/28 (c) 435 435,540
New Jersey Economic
Development Authority, The
Goethals Bridge Replacement
Project (RB)
5.12%, 01/01/34 (c) 350 350,484
5.50%, 01/01/27 (c) 500 501,109
New Jersey Economic
Development Authority, West
Campus Housing, LLC, Series
A (RB)
4.12%, 07/01/30 (c) 150 145,363
New Jersey Educational
Facilities Authority, Princeton
University, Series A (RB)
5.00%, 07/01/64 (c) (p) 3,000 3,320,363
New Jersey Educational
Facilities Authority, Rider
University, Series F (RB)
5.00%, 07/01/47 (c) 490 364,226
New Jersey Health Care
Facilities Financing
Authority, Hospital Asset
Transformation Program (RB)
5.00%, 10/01/28 (c) 500 529,187
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
0.00%, 12/15/33 ^ 5 3,661
5.00%, 12/15/26 5 5,167
5.00%, 12/15/28 200 215,502
5.00%, 06/15/37 (c) 1,000 1,070,545
5.00%, 06/15/38 (c) 1,500 1,588,254
5.00%, 12/15/39 (c) 385 392,304
5.25%, 06/15/39 (c) 3,000 3,211,078
New Jersey Transportation
Trust Fund Authority, Series
BB (RB)
3.00%, 06/15/50 (c) 3,000 2,064,446
New Jersey Transportation
Trust Fund Authority, Series C
(RB) (AMBAC)
0.00%, 12/15/28 ^ 100 90,783
New Jersey Transportation
Trust Fund Authority, Series C
(RB) (NATL)
0.00%, 12/15/31 ^ 365 294,833

Par
(000’s) Value
New Jersey (continued)
New Jersey Transportation
Trust Fund Authority, Series
CC (RB)
5.25%, 06/15/50 (c) $ 1,000 $ 1,017,474
Newark Housing Port
Authority, Marine Terminal
Redevelopment Project (RB)
(NATL)
5.25%, 01/01/27 100 102,705
Passaic County Improvement
Authority, Series A (RB)
5.00%, 01/01/55 (c) 750 671,880
5.00%, 01/01/60 (c) 500 437,748
South Jersey Port Corp., Marine
Terminal, Series B (RB)
5.00%, 01/01/34 (c) 360 367,427
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/46 (c) 10,290 9,902,672
5.25%, 06/01/46 (c) 2,675 2,658,047
Tobacco Settlement Financing
Corp., Series B (RB)
5.00%, 06/01/46 (c) 8,610 8,308,907
63,204,330
New Mexico : 0.2%
New Mexico Hospital
Equipment Loan Council,
Haverland Carter Lifestyle
Group -LA Vida Llena
Expansion Project, Series A
(RB)
5.00%, 07/01/49 (c) 3,480 2,936,177
New Mexico Mortgage Finance
Authority, Single Family
Program, Series C (RB)
5.10%, 09/01/55 (c) 1,000 996,383
New Mexico Mortgage Finance
Authority, Single Family
Program, Series I (RB)
5.05%, 09/01/50 (c) 1,000 1,000,329
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply (RB)
5.00%, 06/01/54 (c) (p) 1,000 1,061,717
5,994,606
New York : 10.7%
Brooklyn Arena Local
Development Corp., Barclays
Center (RB)
0.00%, 07/15/32 ^ 395 298,974
0.00%, 07/15/33 ^ 370 266,221
0.00%, 07/15/47 ^ 180 52,898
Brooklyn Arena Local
Development Corp., Barclays
Center, Series A (RB)
5.00%, 07/15/26 345 349,668
5.00%, 07/15/42 (c) 9,515 9,262,180
Build NYC Resource Corp. (RB)
5.62%, 07/01/45 (c) 500 478,223
Par
(000’s) Value
New York (continued)
Build NYC Resource Corp.,
Albert Einstein School of
Medicine, Inc., Project (RB)
5.50%, 09/01/45 (c) $ 4,725 $ 4,595,009
Build NYC Resource Corp.,
Bayridge Preparatory School
Project (RB)
5.00%, 09/01/49 (c) 1,255 1,113,159
5.00%, 09/01/59 (c) 3,800 3,268,749
Build NYC Resource Corp., East
Harlem Scholars Academy
Charter School Project (RB)
5.75%, 06/01/42 (c) 1,000 997,599
Build NYC Resource Corp., Kipp
NYC Public School Facilities -
Canal West Project (RB)
5.25%, 07/01/52 (c) 1,000 957,133
5.25%, 07/01/57 (c) 1,000 946,271
Build NYC Resource Corp.,
Richmond University Medical
Center Project, Series A (RB)
5.62%, 12/01/50 (c) 1,200 1,037,965
Build NYC Resource Corp.,
Shefa School Project, Series A
(RB) (SAW)
5.00%, 06/15/51 (c) 6,500 5,624,542
Build NYC Resource Corp.,
Unity Preparatory Charter
School of Brooklyn Project,
Series A (RB)
5.50%, 06/15/63 (c) 1,000 936,278
City of New York, Series G (GO)
5.00%, 02/01/37 (c) 1,000 1,094,070
5.25%, 02/01/53 (c) 1,500 1,532,733
City of Troy Capital Resource
Corp., Series A (RB)
4.00%, 09/01/40 (c) 1,250 1,125,575
County of Sullivan, Adelaar
Infrastructure Project, Series
A-2 (SA)
5.35%, 11/01/49 (c) 2,000 1,914,291
Dutchess County Local
Development Corp., Bard
College Project, Series A (RB)
5.00%, 07/01/40 (c) 1,500 1,512,776
5.00%, 07/01/45 (c) 1,000 972,066
5.00%, 07/01/51 (c) 3,370 3,175,748
Erie Tobacco Asset
Securitization Corp., Series
A (RB)
5.00%, 06/01/38 (c) 5 4,507
5.00%, 06/01/45 (c) 2,000 1,620,276
Metropolitan Transportation
Authority, Series A (RB)
5.00%, 11/15/41 (c) 1,000 1,019,344
5.25%, 11/15/49 (c) 1,625 1,638,375
5.25%, 11/15/55 (c) 2,000 2,009,960

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
Monroe County Industrial
Development Corp., Eugenio
Maria De Hostos Charter
School Project, Series A (RB)
5.00%, 07/01/44 (c) $ 1,000 $ 885,588
5.00%, 07/01/59 (c) 1,000 830,385
Monroe County Industrial
Development Corp.,
Rochester regional Health
Project, Series A (RB)
3.00%, 12/01/40 (c) 5 3,773
Monroe County Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/35 (c) 2,100 2,045,124
5.00%, 12/01/31 (c) 500 533,838
Nassau County Tobacco
Settlement Corp., Series A-3
(RB)
5.12%, 06/01/46 (c) 2,905 2,324,226
New York & New Jersey Port
Authority (RB)
5.00%, 01/15/50 (c) 3,000 3,042,094
5.00%, 01/15/55 (c) 2,500 2,525,577
New York City Housing
Development Corp., Multi-
Family Housing, Series B-2
(RB)
3.95%, 11/01/64 (c) (p) 1,500 1,531,771
New York City Housing
Development Corp., Multi-
Family Housing, Series C-2
(RB)
3.75%, 05/01/65 (c) (p) 2,000 2,027,042
New York City Housing
Development Corp., Multi-
Family Housing, Series F-1
(RB)
4.55%, 11/01/54 (c) 2,000 1,899,892
New York City Housing
Development Corp., Multi-
Family Mortgage, Series D
(RB)
4.00%, 12/15/31 (c) 250 257,617
New York City Housing
Development Corp., Multi-
Family Mortgage, Series E
(RB)
4.38%, 12/15/31 (c) 1,000 1,024,938
New York City Housing
Development Corp., Multi-
Family Mortgage, Series F
(RB)
5.25%, 12/15/31 (c) 1,250 1,280,906
New York City Industrial
Development Agency, Airport
Facilities, Series A (RB)
5.00%, 07/01/28 (c) 1,110 1,110,254
Par
(000’s) Value
New York (continued)
New York Convention Center
Development Corp. (RB)
5.00%, 11/15/40 (c) $ 3,325 $ 3,325,362
New York Counties Tobacco
Trust IV, Series A (RB)
3.75%, 06/01/45 (c) 500 363,076
5.00%, 06/01/42 (c) 7,335 6,139,064
5.00%, 06/01/45 (c) 785 656,252
New York Counties Tobacco
Trust IV, Series E (RB)
0.00%, 06/01/55 (c) ^ 5 377
New York Counties Tobacco
Trust VI, Series A-2B (RB)
5.00%, 06/01/45 (c) 1,270 1,083,169
5.00%, 06/01/51 (c) 5,000 4,146,198
New York Energy Finance
Development Corp. (RB)
5.00%, 07/01/56 (c) (p) 2,500 2,607,651
New York Liberty Development
Corp., 3 World Trade Center
Project (RB)
5.00%, 11/15/44 (c) 7,000 6,710,792
5.38%, 11/15/40 (c) 10,000 9,868,052
New York Liberty Development
Corp., Bank of America Tower
at One Bryant Park Project,
Series 3 (RB)
2.80%, 09/15/69 (c) 7,000 6,385,182
New York Liberty Development
Corp., Goldman Sachs
Headquarters LLC (RB)
5.25%, 10/01/35 3,000 3,357,875
New York State Dormitory
Authority, Catholic Health
System, Series A (RB)
4.00%, 07/01/45 (c) 2,500 1,997,720
New York State Dormitory
Authority, CUNY Student
Housing Project (RB) (AMBAC)
5.50%, 07/01/35 480 499,808
New York State Dormitory
Authority, Fit Student
Housing Corp. (RB) (NATL)
5.25%, 07/01/31 150 154,007
New York State Dormitory
Authority, Fordham
University, Series A (RB)
5.00%, 07/01/41 (c) 1,550 1,553,794
New York State Dormitory
Authority, Memorial Sloan
Kettering Cancer Center,
Series 1 (RB)
5.25%, 07/01/54 (c) 1,000 1,027,815
New York State Dormitory
Authority, Montefiore
Obligated Group, Series A
(RB)
5.00%, 08/01/27 1,000 1,029,253

Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, New York
University, Series A (RB)
(AGM)
5.00%, 07/01/43 (c) $ 2,375 $ 2,384,777
New York State Dormitory
Authority, White Plains
Hospital (RB)
5.25%, 10/01/49 (c) 1,100 1,090,795
New York State Dormitory
Authority, White Plants
Hospital (RB) (AGC)
5.50%, 10/01/54 (c) 4,300 4,407,883
New York State Dormitory
Authority, Yeshiva University,
Series A (RB)
5.00%, 07/15/50 (c) 6,300 6,012,047
New York State Housing
Finance Agency, Series A (RB)
3.95%, 11/01/50 (c) (p) 1,000 971,668
New York Transportation
Development Corp. (RB)
6.00%, 06/30/44 (c) 700 737,579
6.00%, 06/30/50 (c) 750 778,070
6.00%, 06/30/59 (c) 1,000 1,025,356
New York Transportation
Development Corp. (RB) (AG)
6.00%, 06/30/43 (c) 800 860,899
New York Transportation
Development Corp.,
American Airlines, Inc. John
F. Kennedy International
Airport Project (RB)
5.00%, 08/01/26 (c) 3,420 3,419,982
5.00%, 08/01/31 (c) 9,640 9,639,461
5.25%, 08/01/31 (c) 5,675 5,799,915
5.38%, 08/01/36 (c) 2,000 2,037,245
New York Transportation
Development Corp., Delta
Air Lines, Inc. - LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 01/01/36 (c) 1,750 1,627,520
4.38%, 10/01/45 (c) 7,500 6,513,040
5.00%, 01/01/30 (c) 4,600 4,694,175
5.00%, 01/01/33 (c) 5,230 5,309,277
5.00%, 10/01/35 (c) 6,650 6,732,725
5.00%, 10/01/40 (c) 7,000 6,887,667
5.62%, 04/01/40 (c) 5,895 6,049,031
6.00%, 04/01/35 (c) 10,000 10,834,439
New York Transportation
Development Corp.,
JFK Airport Terminal 6
Redevelopment Project (RB)
5.50%, 12/31/54 (c) 9,900 9,684,784
Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp.,
JFK Airport Terminal 6
Redevelopment Project,
Series A (RB)
5.50%, 12/31/60 (c) $ 1,000 $ 967,672
New York Transportation
Development Corp.,
JFK Airport Terminal 6
Redevelopment Project,
Series A (RB) (AGC)
5.25%, 12/31/54 (c) 4,000 3,922,222
New York Transportation
Development Corp.,
JFK Airport Terminal 6
Redevelopment Project,
Series B (RB) (AGC)
5.00%, 12/31/54 (c) 1,000 603,876
New York Transportation
Development Corp., John F.
Kennedy International Airport
New Terminal 4 Project (RB)
(AGM)
5.00%, 12/01/30 5,000 5,388,416
5.00%, 12/01/31 2,355 2,554,942
New York Transportation
Development Corp., John
F. Kennedy International
Airport New Terminal One
Project (RB)
3.00%, 08/01/31 5,765 5,299,182
5.00%, 06/30/60 (c) 2,500 2,248,697
5.25%, 06/30/49 (c) 1,850 1,774,238
5.38%, 06/30/60 (c) 10,000 9,518,972
6.00%, 06/30/54 (c) 6,475 6,580,039
New York Transportation
Development Corp., John
F. Kennedy International
Airport New Terminal One
Project (RB) (AGM)
5.00%, 12/01/32 6,080 6,563,142
New York Transportation
Development Corp.,
LaGuardia Airport Terminal
B Redevelopment Project,
Series A (RB)
4.00%, 07/01/31 (c) 1,000 999,980
5.00%, 07/01/30 (c) 420 420,471
5.00%, 07/01/34 (c) 4,230 4,234,226
5.00%, 07/01/41 (c) 11,445 11,444,621
5.00%, 07/01/46 (c) 18,530 17,642,174
5.25%, 01/01/50 (c) 9,720 9,391,091
New York Transportation
Development Corp.,
LaGuardia Airport Terminals
B Redevelopment Project,
Series A (RB) (AGM)
4.00%, 07/01/35 (c) 1,660 1,603,510

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project
(RB)
5.00%, 12/01/39 (c) $ 1,000 $ 1,003,973
5.00%, 12/01/41 (c) 6,000 5,927,280
5.00%, 12/01/42 (c) 1,000 979,100
New York Transportation
Development Corporation,
John F. Kennedy International
Airport New Terminal Project
(RB)
5.50%, 06/30/54 (c) 7,895 7,626,486
Niagara Area Development
Corp., New York Solid Waste
Disposal Facility, Series A (RB)
4.75%, 11/01/42 (c) 2,250 1,996,913
Onondaga Civic Development
Corp., Syracuse University
Project (RB)
5.50%, 12/01/56 (c) 3,000 3,162,044
Otsego County Capital
Resource Corp., Hartwick
College Project, Series A (RB)
5.00%, 10/01/45 (c) 355 240,154
Suffolk Tobacco Asset
Securitization Corp., Series
B-2 (RB)
0.00%, 06/01/66 (c) ^ 10,515 868,998
Triborough Bridge and Tunnel
Authority, Series A (RB)
5.50%, 12/01/59 (c) 1,000 1,038,124
Troy Capital Resource Corp.,
Rensselaer Polytechnic
Institute Project, Series A (RB)
5.00%, 09/01/36 (c) 2,020 2,097,872
TSASC, Inc., Tobacco Settlement
Bonds, Series B (RB)
5.00%, 06/01/45 (c) 5,600 4,821,376
5.00%, 06/01/48 (c) 3,000 2,553,389
Ulster County Capital Resource
Corp., Woodland Pond of
New Paltz Project (RB)
5.00%, 09/15/37 (c) 400 356,177
5.25%, 09/15/53 (c) 180 135,108
Westchester County Local
Development Corp., Medical
Center (RB)
5.00%, 11/01/46 (c) 4,860 4,283,272
Westchester County Local
Development Corp., Purchase
Senior Learning Community
Inc., Project, Series A (RB)
5.00%, 07/01/46 (c) 2,000 1,778,722
5.00%, 07/01/56 (c) 4,500 3,835,047
Par
(000’s) Value
New York (continued)
Westchester Tobacco Asset
Securitization Corp., Series
B (RB)
5.00%, 06/01/41 (c) $ 200 $ 195,600
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB)
5.00%, 10/15/54 (c) 275 241,240
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB) (AGM)
5.00%, 10/15/39 (c) 315 306,522
352,136,265
North Carolina : 0.7%
Columbus County Industrial
Facilities & Pollution Control
Financing Authority (RB)
4.20%, 05/01/34 500 499,090
North Carolina Department
of Transportation, I-77 Hot
Lanes Project (RB)
5.00%, 12/31/37 (c) 1,000 1,000,336
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage (RB)
5.00%, 10/01/25 35 35,016
5.00%, 10/01/30 (c) 1,000 1,000,118
5.00%, 10/01/35 (c) 2,270 2,191,941
North Carolina Medical Care
Commission, Retirement
Facilities (RB)
5.00%, 10/01/31 (c) 3,530 3,567,522
5.00%, 10/01/37 (c) 1,140 1,140,536
5.25%, 12/01/54 (c) 1,000 943,494
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage,
Penick Village Project, Series
B-3 (RB)
4.25%, 09/01/28 (c) 500 500,088
North Carolina Medical Care
Commission, Retirement
Facilities, Series A (RB)
5.00%, 10/01/30 (c) 165 165,205
5.50%, 09/01/54 (c) 1,485 1,382,752
North Carolina Medical Care
Commission, Retirement
Facilities, Series A (RB) (AGM)
5.00%, 07/01/49 (c) 385 340,449
North Carolina Medical Care
Commission, Salemtowne
Project (RB)
5.25%, 10/01/37 (c) 465 445,915

Par
(000’s) Value
North Carolina (continued)
North Carolina Turnpike
Authority (RB) (AGM)
4.00%, 01/01/55 (c) $ 1,625 $ 1,355,546
North Carolina Turnpike
Authority Triangle
Expressway System Senior
Lien (RB)
5.00%, 01/01/30 (c) 1,000 1,025,126
5.00%, 01/01/40 (c) 5,000 5,057,256
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/49 (c) 1,430 1,393,108
North Carolina Turnpike
Authority, Triangle
Expressway System, Series B
(RB) (AGM)
5.00%, 01/01/32 (c) 100 105,865
State of North Carolina,
Department of State
Treasurer (RB)
5.00%, 03/01/36 (c) 1,500 1,675,265
23,824,628
North Dakota : 0.2%
City of Grand Forks, Altru
Health System (RB)
5.00%, 12/01/32 (c) 2,000 2,096,019
City of Grand Forks, Altru
Health System, Series A (RB)
(AGM)
5.00%, 12/01/53 (c) 1,000 974,728
City of Williston, Eagle Crest
Apartments LLC Project (RB)
6.25%, 09/01/23 (d) * 405 15,435
7.75%, 09/01/38 (c) (d) * 846 32,251
County of Grand Forks, Red
River Biorefinery, LLC Project,
Series A (RB)
7.00%, 12/15/43 (c) (d) * 5,500 55
County of Ward, North Dakota
Health Care Facilities, Series
C (RB)
5.00%, 06/01/43 (c) 1,000 927,105
5.00%, 06/01/48 (c) 3,000 2,709,567
6,755,160
Ohio : 3.2%
Akron Bath Copley Joint
Township Hospital District,
Summa Health System (RB)
5.25%, 11/15/41 (c) 500 505,800
5.25%, 11/15/46 (c) 5,000 5,050,208
Brunswick City School District,
Classroom Facilities and
School Improvement (GO)
(BAM)
5.25%, 12/01/53 (c) 2,000 2,029,839
Par
(000’s) Value
Ohio (continued)
Buckeye Tobacco Settlement
Financing Authority, Series
B-2 (RB)
5.00%, 06/01/55 (c) $ 21,655 $ 17,614,855
Centerville Ohio Health Care,
Graceworks Lutheran
Services (RB)
5.25%, 11/01/47 (c) 1,000 860,702
City of Norwood, Rookwood
Exchange Project (TA)
5.00%, 12/01/41 (c) 500 485,051
Cleveland Cuyahoga County,
Port Authority Cultural
Facility, Playhouse Square
Foundation Project (RB)
5.00%, 12/01/28 600 611,881
Cleveland-Cuyahoga County
Port Authority, Series A (RB)
5.88%, 01/01/49 (c) 750 710,545
Columbus Regional Airport
Authority, Series A (RB)
5.00%, 01/01/35 1,000 1,070,668
5.50%, 01/01/50 (c) 3,000 3,069,962
Columbus-Franklin County
Finance Authority, Ohio
Dominican University Project
(RB) (SBG)
6.50%, 03/01/48 (c) 3,800 2,479,275
County of Allen, Ohio, Hospital
Facilities, Bon Secours Mercy
Health, Inc., Series A (RB)
5.00%, 11/01/33 3,000 3,337,936
5.00%, 11/01/34 1,000 1,110,534
County of Butler, Ohio Hospital
(RB)
5.00%, 11/15/32 (c) 1,035 1,046,659
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
4.75%, 02/15/47 (c) 340 302,225
5.25%, 02/15/47 (c) 10,000 9,448,035
5.50%, 02/15/52 (c) 1,225 1,164,612
5.50%, 02/15/57 (c) 3,000 2,811,387
County of Hamilton, Ohio
Hospital Facilities (RB)
5.50%, 08/01/51 (c) 1,000 968,299
County of Lukas, Ohio Hospital,
Promedica Healthcare, Series
A (RB) (AGM)
5.25%, 11/15/48 (c) 8,000 7,531,040
County of Montgomery,
Premier Health Partners,
Series A (RB)
4.00%, 11/15/42 (c) 3,940 3,391,225
4.00%, 11/15/45 (c) 1,250 1,028,121
Jefferson County Port
Authority, JSW Steel USA Inc.
Project (RB)
3.50%, 12/01/51 (c) 1,000 719,014

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Ohio (continued)
Muskingum County, Ohio
Hospital Facilities, Genesis
HealthCare System Project
(RB)
5.00%, 02/15/33 (c) $ 490 $ 491,885
5.00%, 02/15/44 (c) 1,750 1,605,653
Ohio Air Quality Development
Authority, AMG Vanadium
Project (RB)
5.00%, 07/01/49 (c) 11,000 9,317,054
Ohio Air Quality Development
Authority, Dayton Co. Project,
Series B (RB)
4.25%, 11/01/40 (p) 2,000 2,025,964
Ohio Air Quality Development
Authority, Duke Energy Corp.
Project, Series B (RB)
4.25%, 11/01/39 (p) 1,000 1,014,583
Ohio Air Quality Development
Authority, Ohio Valley Electric
Corp. Project, Series A (RB)
3.25%, 09/01/29 2,750 2,711,338
Ohio Air Quality Development
Authority, Pratt Paper LLC
Project (RB)
4.25%, 01/15/38 (c) 1,000 951,803
4.50%, 01/15/48 (c) 2,000 1,748,172
Ohio Airport Special Revenue,
Continental Airlines, Inc.
Project (RB)
5.38%, 09/15/27 (c) 5,000 5,002,940
Ohio Housing Finance Agency,
Multifamily Housing, Haven's
Edge Apartments Project,
Series A (RB)
5.70%, 08/01/43 (c) 2,000 2,006,735
Ohio State University/The (RB)
3.00%, 12/01/44 (c) 6,790 5,069,908
Ohio University, Series A (RB)
5.00%, 12/01/45 (c) 1,250 1,253,414
Port of Greater Cincinnati
Development Authority (RB)
6.50%, 01/01/45 (c) 500 494,933
Southeastern Ohio Port
Authority, Hospital Facilities,
Memorial Health System
Project (RB)
5.00%, 12/01/35 (c) 245 223,393
5.00%, 12/01/43 (c) 1,240 1,009,833
5.50%, 12/01/43 (c) 70 60,647
Washington County, Ohio
Hospital Facilities, Memorial
Health System (RB)
6.75%, 12/01/52 (c) 2,235 2,299,879
104,636,007
Par
(000’s) Value
Oklahoma : 1.1%
Atoka Industrial Development
Authority Solid Waste
Disposal Facilities, Gladieux
Metals Recycling Oklahoma,
LLC Project (RB)
8.00%, 08/01/39 (c) $ 1,000 $ 450,000
Norman Regional Hospital
Authority (RB)
3.25%, 09/01/38 (c) 340 243,548
4.00%, 09/01/45 (c) 1,000 701,059
Oklahoma County Finance
Authority (RB)
6.50%, 06/15/64 (c) 1,250 1,182,045
Oklahoma Development
Finance Authority, Oklahoma
City University Project (RB)
5.00%, 08/01/44 (c) 4,305 3,992,083
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB)
5.00%, 08/15/33 (c) 700 717,157
5.25%, 08/15/43 (c) 2,900 2,839,237
5.25%, 08/15/48 (c) 11,000 10,279,163
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB) (AGM)
5.50%, 08/15/52 (c) 1,300 1,235,413
5.50%, 08/15/57 (c) 7,290 6,868,863
Oklahoma Housing Finance
Agency, Single Family
Mortgage, Series B (RB)
4.88%, 09/01/45 (c) 1,000 987,733
Rogers County Industrial
Development Authority (RB)
3.62%, 04/01/40 (c) 375 313,450
Tulsa Municipal Airport Trust,
American Airlines, Inc., Series
B (RB)
5.50%, 06/01/35 (c) 5,000 4,999,491
34,809,242
Oregon : 0.3%
Multnomah County, Oregon
Hospital Facilities Authority,
Parkview Project, Series A
(RB) (AGM)
4.00%, 12/01/36 (c) 1,000 903,108
Oregon State Facilities
Authority (RB)
5.50%, 06/15/45 (c) 475 458,296
5.62%, 06/15/55 (c) 810 767,751
6.00%, 06/15/65 (c) 1,000 985,984
Oregon State Facilities
Authority, Samaritan Health
Services Project, Series A (RB)
5.00%, 10/01/35 (c) 2,260 2,231,118
5.00%, 10/01/46 (c) 1,000 932,177

Par
(000’s) Value
Oregon (continued)
Oregon State, Interstate 5
Bridge Replacement Project,
Series E (GO)
5.00%, 05/15/50 (c) $ 1,000 $ 992,793
Oregon State, Series A (GO)
5.25%, 05/01/50 (c) 1,000 1,041,499
8,312,726
Pennsylvania : 3.3%
Adams County General
Authority, Brethren Home
Community Project, Series
A (RB)
5.00%, 06/01/34 (c) 250 259,922
5.00%, 06/01/59 (c) 1,000 882,804
Allegheny County Airport
Authority, Pittsburgh
International Airport, Series A
(RB) (AGM)
5.50%, 01/01/48 (c) 1,410 1,442,881
Allentown Neighborhood
Improvement Zone
Development Authority (RB)
5.00%, 05/01/28 425 435,791
5.00%, 05/01/28 620 640,968
5.00%, 05/01/32 (c) 250 253,850
5.00%, 05/01/33 (c) 250 255,268
5.00%, 05/01/42 (c) 1,960 1,918,404
5.00%, 05/01/42 (c) 2,000 1,933,662
5.00%, 05/01/42 (c) 2,245 2,177,807
5.38%, 05/01/42 (c) 4,000 3,962,419
Berks County Municipal
Authority, Tower Health
Project, Series A-3 (RB)
5.00%, 06/30/39 (c) 10,064 9,123,003
Berks County Municipal
Authority, Tower Health
Project, Series B-1 (RB)
6.00%, 06/30/44 (c) 1,279 922,928
Central Texas Regional Mobility
Authority, Subordinated Lien,
Series G (RB)
6.00%, 10/01/48 (c) 1,000 899,578
Chester County Health and
Education Facilities Authority,
Immaculata University
Project (RB)
5.00%, 11/01/46 (c) 430 336,155
Chester County Industrial
Development Authority,
Collegium Chapter School
Project, Series A (RB)
5.25%, 10/15/47 (c) 1,250 1,082,828
Chester County Industrial
Development Authority,
Woodland at Greystone
Project (SA)
5.00%, 03/01/38 (c) 1,000 964,901
5.12%, 03/01/48 (c) 1,704 1,529,488
Par
(000’s) Value
Pennsylvania (continued)
City of Philadelphia PA Airport
Revenue (RB) (AGM)
4.00%, 07/01/46 (c) $ 1,750 $ 1,485,253
Crawford County Hospital
Authority, Meadville Medical
Center Project, Series A (RB)
6.00%, 06/01/46 (c) 440 440,826
6.00%, 06/01/51 (c) 345 337,172
Cumberland County Municipal
Authority (RB)
4.00%, 01/01/33 (c) 125 119,448
5.00%, 01/01/45 (c) 3,000 2,580,682
Delaware County Industrial
Development Authority,
Chester Community Charter
School Project, Series A (RB)
5.12%, 06/01/46 (c) 395 364,125
Delaware Valley, Pennsylvania
Regional Finance Authority,
Series A (RB) (AMBAC)
5.50%, 08/01/28 2,360 2,552,053
Erie Pennsylvania Higher
Education Building Authority,
Mercyhurst University Project
(RB)
5.00%, 09/15/37 (c) 1,000 907,009
Franklin County Industrial
Development Authority,
Menno-Haven, Inc. Project
(RB)
5.00%, 12/01/49 (c) 500 413,199
5.00%, 12/01/54 (c) 215 172,825
Geisinger Authority, Health
System, Series A (RB)
5.00%, 04/01/50 (c) 1,000 962,991
Lancaster County Hospital
Authority, Brethren Village
Project (RB)
5.12%, 07/01/37 (c) 1,000 967,183
Lancaster County Hospital
Authority, St. Anne's
Retirement Community, Inc.
Project (RB)
5.00%, 03/01/40 (c) 425 376,888
5.00%, 03/01/45 (c) 310 253,768
5.00%, 03/01/50 (c) 425 331,937
Monroe County Industrial
Development Authority/PA
(TA)
5.00%, 07/01/33 250 250,660
Montgomery County Higher
Education and Health
Authority, Holy Redeemer
Health System, Series A (RB)
5.00%, 10/01/40 (c) 5,150 4,262,612

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Montgomery County Higher
Education and Health
Authority, Presbytery Homes,
Inc. Project (RB)
5.00%, 12/01/47 (c) $ 2,000 $ 1,815,368
Montgomery County Higher
Education and Health
Authority, Thomas Jefferson
University, Series B (RB)
5.00%, 05/01/47 (c) 1,800 1,749,389
Montgomery County Industrial
Development Authority,
Series A (RB)
4.10%, 04/01/53 (p) 2,500 2,539,991
Montgomery County Industrial
Development Authority,
Whitemarsh Continuing
Care Retirement Community
Project (RB)
5.00%, 01/01/30 (c) 150 150,037
5.25%, 01/01/40 (c) 870 821,383
Moon Industrial Development
Authority, Baptist Homes
Society (RB)
5.62%, 07/01/30 (c) 300 285,117
6.00%, 07/01/45 (c) 590 500,137
Northampton County Industrial
Development Authority,
Morningstar Senior Living,
Inc. Project (RB)
5.00%, 11/01/39 (c) 1,000 934,432
Pennsylvania Economic
Development Financing
Authority,  Penndot Major
Bridges Package One Project
(RB)
6.00%, 06/30/61 (c) 7,000 7,174,659
Pennsylvania Economic
Development Financing
Authority,  Pennsylvania
Rapid Bridge Replacement
Project (RB)
5.00%, 12/31/25 1,105 1,112,268
Pennsylvania Economic
Development Financing
Authority, Core Natural
Resources, Inc. project (RB)
5.45%, 01/01/51 (c) (p) 2,500 2,539,674
Pennsylvania Economic
Development Financing
Authority, Covanta Project,
Series A (RB)
3.25%, 08/01/39 (c) 2,750 2,159,569
Pennsylvania Economic
Development Financing
Authority, Penndot Major
Bridges Package One Project
(RB)
5.00%, 06/30/32 1,000 1,071,084
5.25%, 06/30/53 (c) 2,000 1,885,412
Par
(000’s) Value
Pennsylvania (continued)
5.50%, 06/30/40 (c) $ 3,000 $ 3,085,753
5.75%, 06/30/48 (c) 6,030 6,088,516
Pennsylvania Economic
Development Financing
Authority, Penndot Major
Bridges Package One Project
(RB) (AGM)
5.00%, 12/31/57 (c) 1,780 1,683,609
5.50%, 06/30/42 (c) 1,805 1,872,293
Pennsylvania Economic
Development Financing
Authority, Pennsylvania Rapid
Bridge Replacement Project
(RB)
5.00%, 12/31/26 (c) 1,485 1,507,658
5.00%, 12/31/28 (c) 575 581,430
5.00%, 12/31/30 (c) 410 413,748
5.00%, 06/30/42 (c) 6,945 6,741,330
Pennsylvania Economic
Development Financing
Authority, Tapestry Moon
Senior Housing Project,
Series A (RB)
6.50%, 12/01/38 (c) (d) * 3,040 608,000
6.75%, 12/01/53 (c) (d) * 6,470 1,294,000
Pennsylvania Higher
Educational Facilities
Authority, La Salle University
(RB)
5.00%, 05/01/37 (c) 1,915 1,471,493
5.00%, 05/01/42 (c) 1,000 695,697
Pennsylvania Higher
Educational Facilities
Authority, University of
Sciences (RB)
5.00%, 11/01/42 (c) 1,100 1,067,307
Philadelphia Authority for
Industrial Development,
Chapter School Project (RB)
5.00%, 06/15/43 (c) 1,000 932,585
Philadelphia Authority for
Industrial Development,
Greater Philadelphia Health
Action, Inc. Project, Series A
(RB)
6.38%, 06/01/40 (c) 440 431,025
6.50%, 06/01/45 (c) 440 422,121
6.62%, 06/01/50 (c) 415 394,424
Philadelphia Authority for
Industrial Development,
Independence Charter School
West Project (RB)
5.00%, 06/15/39 (c) 355 327,601
Philadelphia Authority for
Industrial Development, KIPP
Philadelphia Charter School
Project, Series B (RB) (AGM)
5.00%, 04/01/46 (c) 1,000 852,339

Par
(000’s) Value
Pennsylvania (continued)
Philadelphia Authority for
Industrial Development, LA
Salle University (RB)
4.00%, 05/01/42 (c) $ 2,000 $ 1,213,591
Philadelphia Authority for
Industrial Development,
Performing Arts, String
Theory Charter School
Project (RB)
5.00%, 06/15/40 (c) 500 473,495
5.00%, 06/15/50 (c) 1,000 879,697
Philadelphia Authority for
Industrial Development,
Wesley Enhanced Living
Obligation Group, Series A
(RB)
5.00%, 07/01/32 (c) 735 738,846
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System (RB)
5.00%, 07/01/33 (c) 1,000 1,010,779
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System (RB) (AGM)
5.00%, 07/01/37 (c) 500 520,951
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System, Series A (RB)
5.00%, 07/01/31 (c) 1,240 1,261,097
5.00%, 07/01/32 (c) 220 223,080
Scranton-Lackawanna,
Pennsylvania Health and
Welfare Authority (RB)
5.00%, 06/01/36 (c) 1,500 1,361,164
The School District of
Philadelphia, Series F (GO)
(SAW)
5.00%, 09/01/26 1,000 1,025,423
109,718,860
Puerto Rico : 7.0%
Children's Trust Fund, Series
A (RB)
0.00%, 05/15/57 (c) ^ 200,000 11,186,440
Cofina Class 2 Trust (RB)
(AMBAC)
0.00%, 08/01/47 ^ 80 22,916
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series A (RB)
5.00%, 07/01/30 9,500 9,937,919
5.00%, 07/01/37 (c) 6,290 6,481,111
5.00%, 07/01/47 (c) 5,000 4,711,306
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series B (RB)
5.00%, 07/01/29 3,000 3,120,887
Par
(000’s) Value
Puerto Rico (continued)
5.00%, 07/01/37 (c) $ 3,365 $ 3,454,309
Puerto Rico Commonwealth,
Series A-1 (GO)
0.00%, 07/01/33 (c) ^ 17,588 12,209,265
4.00%, 07/01/41 (c) 8,260 7,204,779
Puerto Rico Commonwealth,
Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/33 (c) 13,570 13,241,507
4.00%, 07/01/35 (c) 12,538 11,967,167
4.00%, 07/01/37 (c) 9,000 8,482,039
5.75%, 07/01/31 10,055 10,921,570
Puerto Rico Electric Power
Authority (RB) (NATL)
5.25%, 07/01/30 2,705 2,722,528
5.25%, 07/01/32 450 450,004
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
University Plaza Project,
Series A (RB) (NATL)
5.00%, 07/01/33 (c) 20 19,942
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
0.00%, 07/01/46 (c) ^ 48,670 15,145,622
4.50%, 07/01/34 (c) 2,800 2,799,859
5.00%, 07/01/58 (c) 25,036 22,915,862
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB) (AGC)
4.55%, 07/01/40 (c) 10,414 9,849,401
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
(AMBAC)
4.75%, 07/01/53 (c) 16,201 14,541,653
Puerto Rico Sales Tax Financing
Corp., Series A-2 (RB)
4.33%, 07/01/40 (c) 5,590 5,203,121
4.33%, 07/01/40 (c) 20,145 18,750,783
4.55%, 07/01/40 (c) 6,432 6,083,286
4.78%, 07/01/58 (c) 10,000 8,828,709
Puerto Rico Sales Tax Financing
Corp., Series B-1 (RB)
4.75%, 07/01/53 (c) 3,000 2,692,733
5.00%, 07/01/58 (c) 3,000 2,745,949
Puerto Rico Sales Tax Rev
Restructed BDS Cofina A-1
(RB)
0.00%, 07/01/51 (c) ^ 54,235 12,495,657
228,186,324
Rhode Island : 0.2%
Rhode Island Health and
Educational Building Corp.,
Care New England, Series B
(RB)
5.00%, 09/01/26 100 100,758
5.00%, 09/01/31 (c) 500 501,282
5.00%, 09/01/36 (c) 3,750 3,656,370

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Rhode Island (continued)
Rhode Island Health and
Educational Building Corp.,
Lifespan (RB)
5.00%, 05/15/33 (c) $ 1,000 $ 1,001,176
5.00%, 05/15/39 (c) 2,215 2,154,922
7,414,508
South Carolina : 0.5%
Berkeley County, South
Carolina Nexton
Improvement District (SA)
4.38%, 11/01/49 (c) 800 666,447
Piedmont Municipal Power
Agency, South Carolina
Electric, Series C (RB)
5.00%, 01/01/34 (c) 1,000 1,014,535
Scago Educational Facilities,
School District of Pickens
County Project (RB)
5.00%, 12/01/29 (c) 1,425 1,426,785
South California Jobs, Economic
Development Authority
Hospital Facilities, Bon
Second Mercy Health, Inc.,
Series A (RB)
5.25%, 11/01/44 (c) 500 514,936
South California Jobs, Economic
Development Authority
Hospital Facilities, Bon
Second Mercy Health, Inc.,
Series B (RB)
5.00%, 11/01/49 (c) (p) 1,000 1,083,902
South Carolina Jobs-Economic
Development Authority,
Beaufort Memorial Hospital
& South of Broad Healthcare
Project (RB)
5.75%, 11/15/54 (c) 1,000 1,000,465
South Carolina Jobs-Economic
Development Authority,
Educational Facilities (RB)
6.50%, 06/15/54 (c) 1,000 937,016
South Carolina Jobs-Economic
Development Authority,
Hampton Medical Center
Project (RB)
5.00%, 11/01/33 (c) 500 501,960
5.00%, 11/01/37 (c) 650 626,726
South Carolina Jobs-Economic
Development Authority, High
Point Academy Project, Series
A (RB)
5.75%, 06/15/49 (c) 500 422,940
South Carolina Jobs-Economic
Development Authority,
South Carolina Episcopal
Home at Still Hopes (RB)
5.00%, 04/01/47 (c) 3,000 2,684,282
Par
(000’s) Value
South Carolina (continued)
South Carolina Jobs-Economic
Development Authority, The
Lutheran Homes of South
Carolina, Inc. (RB)
5.00%, 05/01/43 (c) $ 320 $ 261,429
South Carolina Jobs-Economic
Development Authority, The
Woodlands at Furman (RB)
4.00%, 11/15/27 (c) 165 164,803
5.25%, 11/15/37 (c) 2,000 2,014,764
5.25%, 11/15/52 (c) 2,000 1,814,011
15,135,001
South Dakota : 0.1%
City of Sioux Falls, Dow
Rummel Village Project (RB)
5.00%, 11/01/42 (c) 750 655,484
5.00%, 11/01/46 (c) 500 417,970
County of Lincoln, South
Dakota Economic
Development, Augustana
College Association Project,
Series A (RB)
4.00%, 08/01/51 (c) 1,550 1,166,584
4.00%, 08/01/56 (c) 1,410 1,028,685
4.00%, 08/01/61 (c) 1,300 923,594
4,192,317
Tennessee : 0.5%
Bristol Industrial Development
Board, Pinnacle Project,
Series A (RB)
5.00%, 12/01/35 (c) 2,000 1,893,139
Chattanooga Health,
Educational and Housing
Facility Board, Series A-2 (RB)
5.00%, 08/01/44 (c) 310 303,747
Knox County Health
Educational and Housing
Facility Board (RB)
4.00%, 09/01/40 (c) 295 246,694
4.00%, 09/01/47 (c) 290 217,270
5.00%, 04/01/36 (c) 1,055 1,058,067
Metropolitan Government
of Nashville and Davidson
County, Health and
Educational Facilities Board,
Lipscomb University Project,
Series A (RB)
5.25%, 10/01/58 (c) 2,000 1,920,021
Shelby County, Tennessee
Health Educational and
Housing Facility, Madrone
Memphis Student Housing I,
LLC - University of Memphis
Project, Series A-1 (RB)
5.00%, 06/01/44 (c) 500 464,556
5.25%, 06/01/56 (c) 750 676,814
Tennessee Corp. Gas Supply,
Series A (RB)
5.50%, 10/01/53 (c) (p) 5,375 5,604,300

Par
(000’s) Value
Tennessee (continued)
Tennessee Energy Acquisition
Corp., Gas Project, Series B
(RB)
5.62%, 09/01/26 $ 5,000 $ 5,093,495
17,478,103
Texas : 6.0%
Angelina and Neches River
Authority, Industrial
Development Corp.,
Solid Waste Disposal and
Wastewater Treatment
Facilities, Series A (RB)
7.50%, 12/01/45 (c) (d) * 1,500 148,628
Arlington Higher Education
Finance Corp., Basis Texas
Charter Schools, Inc. (RB)
4.50%, 06/15/56 (c) (p) 1,000 998,485
4.88%, 06/15/59 (c) 1,000 879,006
5.00%, 06/15/64 (c) 500 443,817
Arlington Higher Education
Finance Corp., Cypress
Christian School (RB)
5.75%, 06/01/43 (c) 1,000 984,895
6.00%, 06/01/53 (c) 1,000 964,753
6.25%, 06/01/63 (c) 1,000 975,362
Arlington Higher Education
Finance Corp., Legacy
Traditional School - Texas
Project, Series A (RB)
6.75%, 02/15/62 (c) 5 4,777
Austin Convention Enterprises,
Inc., Convention Center Hotel,
First Tier, Series A (RB)
5.00%, 01/01/33 (c) 500 502,107
Austin Convention Enterprises,
Inc., Convention Center
Hotel, First Tier, Series A (RB)
(SAW)
5.00%, 01/01/27 280 283,466
Austin Convention Enterprises,
Inc., Convention Center Hotel,
Second Tier, Series B (RB)
5.00%, 01/01/26 715 716,454
5.00%, 01/01/34 (c) 500 499,066
Bexar County Health Facilities
Development Corp., Army
Retirement Residence project
(RB)
5.00%, 07/15/37 (c) 850 810,268
5.00%, 07/15/41 (c) 2,000 1,799,403
Board of Managers, Joint
Guadalupe County, City of
Seguin Hospital (RB)
5.00%, 12/01/40 (c) 610 572,470
5.00%, 12/01/45 (c) 215 195,627
Par
(000’s) Value
Texas (continued)
Brazoria County Industrial
Development Corp., Texas
Solid Waste Disposal
Facilities, Gladieux Recycling,
LLC Project (RB) (SAW)
8.50%, 03/01/39 (c) $ 3,510 $ 2,106,000
Brazoria County Industrial
Development Corp., Texas
Solid Waste Disposal
Facilities, Gladieux Recycling,
LLC Project (RB) (SBG)
7.00%, 03/01/39 (c) (d) * 1,785 1,071,000
Calhoun County Navigation
Industrial Development
Authority, Max Midstream
Texas LLC Project, Series A
(RB)
3.62%, 07/01/26 (c) 2,200 2,123,952
Central Texas Regional Mobility
Authority, Series C (RB)
5.00%, 01/01/27 (c) 7,000 7,060,804
City of Houston TX Airport
System Revenue (RB)
5.00%, 07/01/32 500 539,796
5.00%, 07/01/34 500 537,870
City of Houston, Airport
System, Series A (RB)
5.00%, 07/01/33 500 538,570
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
A (RB)
4.00%, 07/01/41 (c) 7,500 6,445,658
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
B-1 (RB)
4.00%, 07/15/41 (c) 21,780 18,713,742
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
C (RB)
5.00%, 07/15/27 5,590 5,613,359
5.00%, 07/15/28 2,500 2,512,969
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Technical
Operations Center Project
(RB)
5.00%, 07/15/28 1,000 1,005,188
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B (RB)
5.25%, 07/15/33 3,000 3,124,325
5.25%, 07/15/34 4,000 4,157,953
5.50%, 07/15/35 (c) 3,000 3,173,057
5.50%, 07/15/36 (c) 4,000 4,192,050

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
5.50%, 07/15/37 (c) $ 4,000 $ 4,163,393
5.50%, 07/15/38 (c) 5,425 5,604,501
5.50%, 07/15/39 (c) 4,000 4,110,628
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-1 (RB)
5.00%, 07/15/30 (c) 4,335 4,334,706
Clifton Higher Education
Finance Corp. (RB)
5.00%, 02/15/33 500 549,636
5.00%, 02/15/34 750 824,874
5.00%, 02/15/35 (c) 750 814,460
Clifton Higher Education
Finance Corp., Series A (RB)
5.12%, 08/15/30 (c) 730 730,696
5.50%, 08/15/35 (c) 610 610,670
6.00%, 06/15/48 (c) 1,000 920,342
Clifton Higher Education
Finance Corp., Series D (RB)
5.25%, 08/15/27 (c) 1,000 1,001,001
5.75%, 08/15/33 (c) 500 500,597
6.00%, 08/15/38 (c) 500 500,639
Clifton Higher Education
Finance Corp., Valor
Education, Series A (RB)
6.00%, 06/15/54 (c) 500 451,364
Conroe Local Government
Corp., Conroe Convention
Center Hotel, Series A (RB)
4.00%, 10/01/50 (c) 2,035 1,485,508
Dallas County Flood Control
District No. 1 (GO)
5.00%, 04/01/32 (c) 850 843,592
Dallas Texas Housing
Finance Corp. Residential
Development, The Briscoe
Apartments, Series A (RB)
6.00%, 12/01/62 (c) 1,000 878,153
Harris County, Cultural
Education Facilities Finance
Corp., Brazoz Presbyterian
Homes, Inc. Project (RB)
5.00%, 01/01/48 (c) 1,000 897,964
Harris County, Houston Sports
Authority, Junior Lien, Series
H (RB) (NATL)
0.00%, 11/15/25 ^ 495 490,697
0.00%, 11/15/27 ^ 590 551,408
0.00%, 11/15/29 ^ 1,405 1,232,904
0.00%, 11/15/30 ^ 115 97,219
Harris County, Houston Sports
Authority, Second Lien, Series
B (RB) (AGC)
5.00%, 11/15/46 (c) 1,000 1,005,525
Par
(000’s) Value
Texas (continued)
Matagorda County, Navigation
District No. 1, Series A (RB)
(AMBAC)
4.40%, 05/01/30 $ 1,035 $ 1,081,792
Matagorda County, Navigation
District No. 1, Series B-1 (RB)
4.00%, 06/01/30 (c) 5,000 5,001,590
Mesquite Health Facility
Development Corp., Christian
Care Centers, Inc. Project (RB)
(NATL)
5.12%, 02/15/30 (c) (d) * 237 2,369
5.12%, 02/15/42 (c) (d) * 907 9,069
Mission Economic
Development Corp., Graphic
Packaging International LLC
Project (RB)
5.00%, 12/01/64 (p) 2,750 2,794,225
Mission Economic
Development Corp., Senior
Lien, Natgasoline Project (RB)
4.62%, 10/01/31 (c) 13,325 13,329,007
Montgomery County Toll Road
Authority (RB)
5.00%, 09/15/43 (c) 3,310 3,310,344
5.00%, 09/15/48 (c) 5,915 5,813,271
New Hope Cultural Education
Facilities Finance Corp. (RB)
5.25%, 07/01/32 250 249,286
6.75%, 07/01/44 (c) 500 492,572
New Hope Cultural Education
Facilities Finance Corp., 4-K
Housing, Inc. Stoney Brook
Project, Series B (RB)
5.00%, 07/01/52 (c) 235 110,450
New Hope Cultural Education
Facilities Finance Corp.,
Carillon Lifecare Community
Project (RB)
5.00%, 07/01/36 (c) 230 228,722
New Hope Cultural Education
Facilities Finance Corp.,
Jubilee academic Center (RB)
4.00%, 08/15/41 (c) 2,315 1,931,592
New Hope Cultural Education
Facilities Finance Corp.,
Jubilee academic Center,
Series A (RB)
5.00%, 08/15/59 (c) 1,500 1,286,563
New Hope Cultural Education
Facilities Finance Corp.,
Jubilee academic Center,
Series B (RB)
5.00%, 08/15/54 (c) 1,500 1,307,343
New Hope Cultural Education
Facilities Finance Corp.,
Legacy Preparatory Charter
Academy, Series A (RB)
5.25%, 08/15/27 (c) 115 112,720

Par
(000’s) Value
Texas (continued)
New Hope Cultural Education
Facilities Finance Corp.,
Morningside Ministries
Project, Series a (RB)
5.00%, 01/01/55 (c) $ 2,000 $ 1,578,898
New Hope Cultural Education
Facilities Finance Corp., MRC
Senior Living - The Langford
Project, Series A (RB)
5.50%, 11/15/46 (c) 750 581,296
New Hope Cultural Education
Facilities Finance Corp.,
NCCD-College Station
Properties LLC, Series A (RB)
5.00%, 07/01/35 (c) 100 97,286
5.00%, 07/01/47 (c) 440 404,578
New Hope Cultural Education
Facilities Finance Corp.,
Presbyterian Village North
Project (RB)
5.25%, 10/01/49 (c) 1,000 873,258
New Hope Cultural Education
Facilities Finance Corp.,
Presbyterian Village North
Project, Series A (RB)
5.25%, 10/01/55 (c) 1,500 1,277,067
New Hope Cultural Education
Facilities Finance Corp.,
Sanctuary LTC Project, Series
A-1 (RB)
5.50%, 01/01/57 (c) 4,000 3,562,489
New Hope Cultural Education
Facilities Finance Corp.,
Superior Living Foundation
Project, Series A (RB)
6.50%, 07/01/56 (c) 1,000 879,904
New Hope Cultural Education
Facilities Finance Corp.,
Wesleyan Homes, Inc. Project
(RB)
5.00%, 01/01/50 (c) 250 193,058
5.00%, 01/01/55 (c) 250 187,084
5.50%, 01/01/35 (c) 1,000 982,229
North East Texas Regional
Mobility Authority, Series B
(RB)
5.00%, 01/01/41 (c) 400 393,248
North Texas Tollway Authority
(RB)
5.00%, 01/01/35 (c) 1,000 1,097,967
Port Beaumont Navigation
District, Allegiant Industrial
Island Park Project (RB)
8.00%, 02/01/39 (c) (d) * 2,725 2,043,750
Port of Beaumont Navigation
District (RB)
5.00%, 01/01/39 (c) 2,000 1,870,330
Par
(000’s) Value
Texas (continued)
Pottsboro Higher Education
Finance Corp., Imagine
International Academy of
North Texas LLC, Series A
(RB)
5.00%, 08/15/36 (c) $ 1,055 $ 1,021,522
5.00%, 08/15/46 (c) 1,400 1,226,920
Reagan Hospital District, Series
A (GO)
5.12%, 02/01/39 (c) 1,000 944,719
Tarrant County Cultural
Education Facilities Finance
Corp., Air Force Villages
Obligated Group Project (RB)
5.00%, 05/15/37 (c) 125 119,987
Tarrant County Cultural
Education Facilities Finance
Corp., C.C. Young Memorial
Home Project, Series A (RB)
6.38%, 02/15/48 (c) (d) * 535 347,750
Tarrant County Cultural
Education Facilities Finance
Corp., Christus Health, Series
B (RB)
5.00%, 07/01/48 (c) 2,500 2,428,229
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/28 925 969,691
5.00%, 12/15/29 1,375 1,452,460
5.00%, 12/15/32 3,425 3,633,653
Texas Municipal Gas
Acquisition and Supply Corp.
V (RB)
5.00%, 01/01/55 (c) (p) 2,000 2,106,276
Texas Municipal Gas
Acquisition and Supply Corp.,
Series D (RB)
6.25%, 12/15/26 695 712,839
Texas Private Activity Bond
Surface Transportation Corp.,
Managed Lanes Project,
Series A (RB)
4.00%, 12/31/38 (c) 4,550 4,204,333
4.00%, 12/31/39 (c) 2,550 2,316,236
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
North Tarrant Express Project
(RB)
5.50%, 12/31/58 (c) 6,000 6,010,325
Texas Private Activity Bond
Surface Transportation
Corp., NTE Mobility Partners
Segments LLC (RB)
5.00%, 06/30/58 (c) 3,000 2,741,748
5.50%, 06/30/42 (c) 2,250 2,282,323
5.50%, 06/30/43 (c) 1,000 1,009,815

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Town of Westlake, Solana
Public Improvement District
(SA)
6.12%, 09/01/35 (c) $ 910 $ 902,099
6.25%, 09/01/40 (c) 910 887,906
6.38%, 09/01/45 (c) 885 850,425
195,547,967
Utah : 0.5%
Black Desert Public
Infrastructure District (GO)
4.00%, 03/01/51 (c) 1,000 773,560
Fields Estates Public
Infrastructure District, Series
A (GO)
6.12%, 03/01/55 (c) 500 481,795
Fields Estates Public
Infrastructure District, Series
A-2 (SA)
5.25%, 12/01/53 (c) 1,000 919,396
Grapevine Wash Local District,
Grapevine Wash Assessment
Area No. 1, Series A-2 (SA)
5.25%, 12/01/44 (c) 1,000 929,061
Mida Mountain Village Public
Infrastructure District (TA)
5.12%, 06/15/54 (c) 1,000 917,557
6.00%, 06/15/54 (c) 1,000 997,104
Mida Mountain Village Public
Infrastructure District,
Mountain Village Assessment
Area, Series A (SA)
5.00%, 08/01/50 (c) 2,000 1,847,302
Utah Charter School Finance
Authority, Freedom Academy
Foundation Project (RB)
5.25%, 06/15/37 (c) 1,500 1,410,489
5.38%, 06/15/48 (c) 2,195 1,885,714
Verk Industrial Regional Public
Infrastructure District (TA)
6.62%, 09/01/47 (c) 500 507,461
Wakara Ridge Public
Infrastructure District, Special
Assessment Area (SA)
5.62%, 12/01/54 (c) 3,150 3,113,641
Washington County, Black
Desert Public Infrastructure
District (SA)
5.62%, 12/01/53 (c) 1,000 972,413
Wolf Creek Infrastructure
Financing District No. 1 (SA)
5.75%, 12/01/44 (c) 2,000 1,954,749
16,710,242
Vermont : 0.0%
Vermont Economic
Development Authority,
Wake Robin Corp. Project,
Series A (RB)
4.00%, 05/01/37 (c) 500 455,150
Underline
Par
(000’s) Value
Virgin Islands : 0.4%
Matching Fund Special Purpose
Securitization Corp., Virgin
Island, Series A (RB)
5.00%, 10/01/28 $ 1,000 $ 1,022,298
5.00%, 10/01/32 5,010 5,116,023
5.00%, 10/01/39 (c) 2,000 1,996,732
Virgin Islands Public Finance
Authority, Series A (RB)
6.00%, 04/01/53 (c) 2,000 1,953,266
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes Loan
Note (RB) (NATL)
4.25%, 10/01/29 (c) 720 722,130
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes Loan
Note, Series C (RB)
4.50%, 10/01/44 (c) 550 444,471
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes, Series
C (RB)
5.00%, 10/01/30 (c) 1,000 1,000,126
Virgin Islands Water & Power
Authority, Series B (RB)
5.00%, 07/01/27 (c) 170 165,872
12,420,918
Virginia : 2.2%
Bristol Industrial Development
Authority, Series B (RB)
6.35%, 11/01/44 (c) (d) * 250 162,500
Cherry Hill Community
Development Authority,
Potomac Shores Project (SA)
5.15%, 03/01/35 (c) 200 200,195
Chesapeake Bay Bridge and
Tunnel District, First Tier (RB)
5.00%, 07/01/46 (c) 5,000 4,920,672
5.00%, 07/01/51 (c) 1,025 988,028
City of Hopewell, Sewer
System, Series A (RB)
5.00%, 07/15/33 (c) 220 220,057
Economic Development
Authority of Henrico County,
Bon Secours Mercy Health,
Inc., Series A (RB)
5.00%, 11/01/35 1,000 1,099,794
Farms New Kent Community
Development Authority,
Series A (SA)
3.75%, 03/01/36 (c) 2,470 2,314,038
Farmville Industrial
Development Authority,
Educational Facilities,
Longwood University Student
Housing Projects, Series A
(RB)
5.00%, 01/01/50 (c) 1,500 1,296,826

Par
(000’s) Value
Virginia (continued)
5.00%, 01/01/59 (c) $ 1,000 $ 836,014
Henrico County Economic
Development Authority,
Series A (RB)
5.00%, 11/01/48 (c) 2,000 1,983,302
James City County Economic
Development Authority,
Series A (RB)
6.88%, 12/01/58 (c) 1,000 1,044,397
Lynchburg Economic
Development Authority,
Central Health, Inc., Series
A (RB)
5.00%, 01/01/47 (c) 4,950 4,780,705
Tobacco Settlement Financing
Corp./VA (RB)
5.00%, 06/01/47 (c) 5,000 4,171,959
Virginia Beach Development
Authority (RB)
5.00%, 09/01/40 (c) 1,750 1,698,639
Virginia Beach Development
Authority, Series A (RB)
7.00%, 09/01/53 (c) 1,000 1,083,719
7.00%, 09/01/59 (c) 6,560 7,072,159
Virginia College Building
Authority, Marymount
University Project, Series B
(RB)
5.25%, 07/01/30 (c) 1,300 1,225,168
Virginia Small Business
Financing Authority, 95
Express Lanes LLC Project
(RB)
5.00%, 01/01/34 (c) 2,500 2,606,722
Virginia Small Business
Financing Authority, Elizabeth
River Crossing OPCO, LLC
Project (RB)
4.00%, 01/01/38 (c) 5,000 4,692,775
Virginia Small Business
Financing Authority, I-495 Hot
Lanes Project (RB)
5.00%, 12/31/47 (c) 6,305 6,028,134
Virginia Small Business
Financing Authority,
Residential Care Facilities,
Lifespire of Virginia (RB)
(AGM)
4.00%, 12/01/36 (c) 1,000 961,284
Virginia Small Business
Financing Authority, Senior
Lien 95 Express Lanes, LLC
Project (RB)
4.00%, 01/01/40 (c) 1,250 1,121,139
4.00%, 01/01/41 (c) 1,000 879,632
4.00%, 01/01/48 (c) 3,925 3,177,091
5.00%, 01/01/33 (c) 4,945 5,195,995
Par
(000’s) Value
Virginia (continued)
Virginia Small Business
Financing Authority, Senior
Lien I-495 Hot Lanes Project
(RB)
5.00%, 12/31/52 (c) $ 2,000 $ 1,875,679
Virginia Small Business
Financing Authority, Senior
Lien Transform 66 P3 Project
(RB)
5.00%, 12/31/56 (c) 5,520 5,106,542
Virginia Small Business
Financing Authority, Senior
Lien, 95 Express Lanes LLC
Project (RB)
4.00%, 01/01/39 (c) 2,960 2,707,558
Virginia Small Business
Financing Authority, Series
A (RB)
5.50%, 12/01/54 (c) 1,000 984,758
Virginia Small Business
Financing Authority,
Transform 66 P3 Project (RB)
5.00%, 12/31/49 (c) 1,000 931,779
Wise County Industrial
Development Authority,
Virginia Electric and Power
Co. Project, Series A (RB)
(AGC)
0.75%, 10/01/40 (p) 1,000 996,714
72,363,974
Washington : 1.1%
King County Public Hospital
District No. 4, Snoqualmie
Valley Hospital, Series A (RB)
5.75%, 12/01/30 (c) 500 501,708
6.00%, 12/01/35 (c) 500 501,283
6.25%, 12/01/45 (c) 250 242,783
Port Seattle Washington
Industrial Development
Corp., Delta Air Lines, Inc.
Project (RB)
5.00%, 04/01/30 (c) 1,800 1,799,931
Washington Health Care
Facilities Authority, Virginia
Mason Medical Center (RB)
5.00%, 08/15/34 (c) 205 206,077
5.00%, 08/15/37 (c) 1,500 1,493,031
Washington State Convention
Center Public Facilities
District (RB)
4.00%, 07/01/58 (c) 2,000 1,527,759
Washington State Housing
Finance Commission (RB)
3.50%, 12/20/35 3,226 3,032,287
Washington State Housing
Finance Commission,
Bayview Manor Senior
Project, Series A (RB)
5.00%, 07/01/36 (c) 1,150 1,142,660

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Washington (continued)
5.00%, 07/01/46 (c) $ 2,150 $ 1,881,802
Washington State Housing
Finance Commission,
Blakeley and Laurel Village,
Series A (RB) (BAM)
5.25%, 07/01/55 (c) 4,000 3,936,809
Washington State Housing
Finance Commission, Eliseo
Project, Series A (RB)
4.00%, 01/01/41 (c) 3,000 2,266,743
Washington State Housing
Finance Commission,
Parkshore Juanita Bay
Project, Series A (RB)
5.75%, 01/01/53 (c) 1,000 912,415
Washington State Housing
Finance Commission,
Presbyterian Retirement
Communities Northwest
Projects, Series A (RB)
5.00%, 01/01/36 (c) 2,125 2,126,882
5.00%, 01/01/51 (c) 3,495 3,022,149
Washington State Housing
Finance Commission, Radford
Court and Nordheim Court
Portfolio (RB)
5.00%, 07/01/54 (c) 500 467,269
5.50%, 07/01/59 (c) 1,000 999,427
Washington State Housing
Finance Commission,
Transforming Age Projects,
Series A (RB)
5.00%, 01/01/55 (c) 6,000 5,111,970
Washington State Housing
Finance Commission, Wesley
Homes at Lea Hill Project (RB)
5.00%, 07/01/46 (c) 500 406,057
5.00%, 07/01/51 (c) 1,250 965,665
Washington State, Convention
Center Public Facilities
District (RB)
4.00%, 07/01/31 2,700 2,749,242
35,293,949
West Virginia : 0.2%
Harrison County Building
Commission, General
Services Administration
Building Project (RB)
3.12%, 10/01/45 (c) 700 452,525
3.25%, 10/01/50 (c) 820 521,639
3.50%, 10/01/40 (c) 1,000 804,397
West Virginia Economic
Development Authority, Solid
Waste Facility, Commercial
Meaels Company Project (RB)
4.62%, 04/15/55 (c) (p) 2,500 2,437,974
Par
(000’s) Value
West Virginia (continued)
West Virginia Economic
Development Authority, Solid
Waste Facility, Core Natural
Resources, Inc. Project (RB)
5.45%, 01/01/55 (c) (p) $ 3,500 $ 3,558,545
7,775,080
Wisconsin : 2.6%
Public Finance Authority (RB)
5.75%, 06/30/60 (c) 2,000 1,928,981
5.75%, 12/31/65 (c) 2,000 1,909,617
6.50%, 06/30/60 (c) 2,000 2,104,207
Public Finance Authority
Educational Facilities, Charter
Day School, Inc. Project,
Series A (RB)
5.00%, 12/01/55 (c) 1,000 836,331
Public Finance Authority
Educational Facilities,
Cincinnati Classical Academy,
Series A (RB)
6.00%, 06/15/64 (c) 500 471,173
Public Finance Authority
Retirement Facilities,
Southminster (RB)
5.00%, 10/01/48 (c) 1,000 902,028
Public Finance Authority,
Bancroft Neurohealth
Project, Series A (RB)
5.12%, 06/01/48 (c) 250 222,049
Public Finance Authority,
Bonnie Cone Classical
Academy, Inc. (RB)
5.62%, 06/15/54 (c) 750 662,193
5.62%, 06/15/59 (c) 1,000 863,371
Public Finance Authority,
Carson Valley Medical Center,
Series A (RB) (SAW)
4.00%, 12/01/51 (c) 5,250 4,036,712
Public Finance Authority,
Chapter School (RB)
5.00%, 07/01/55 (c) 2,000 1,730,232
5.00%, 07/01/60 (c) 1,000 851,437
Public Finance Authority,
Chapter School, Series A (RB)
5.00%, 06/15/54 (c) 1,375 1,193,954
Public Finance Authority,
Chapter school. Series B (RB)
0.00%, 07/01/62 1,000 720,000
Public Finance Authority,
Cornerstone Charter
Academy, Series A (RB)
5.12%, 02/01/46 (c) 550 508,659
Public Finance Authority,
Crossroads Health Project,
Series A (RB)
8.00%, 07/01/53 (c) 1,000 961,257
8.12%, 07/01/58 (c) 1,000 961,442

Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Educational Facilities, Lake
Erie College Project, Series
A (RB)
5.88%, 10/01/54 (c) $ 1,000 $ 618,676
Public Finance Authority,
Foundation Academy Charter
School Project (RB)
5.00%, 07/01/35 295 299,933
Public Finance Authority, Grand
Hyatt San Antonio Hotel
Acquisition Project, Series A
(RB)
5.00%, 02/01/52 (c) 2,000 1,876,618
Public Finance Authority,
Healthcare Facility Expansion,
Church Home of Hartford,
Inc. Project, Series A (RB)
5.00%, 09/01/25 25 25,010
5.00%, 09/01/38 (c) 1,500 1,468,468
Public Finance Authority,
Kanala NUI Project (RB)
5.25%, 11/15/50 (c) 1,000 987,915
5.25%, 11/15/61 (c) 1,000 964,848
Public Finance Authority, Living
Community First Mortgage
(RB)
4.25%, 05/01/29 (c) 275 250,643
5.00%, 03/01/37 (c) 1,250 1,186,181
Public Finance Authority,
Lombard Conference and
Hotel Center, Second-Tier
(RB) (ACA)
3.75%, 07/01/51 (c) (d) * 874 583,856
Public Finance Authority, Marys
Woods at Marylhurst Project,
Series A (RB)
5.25%, 05/15/37 (c) 1,350 1,351,142
Public Finance Authority, Mater
Academy of Nevada - East
Las Vegas Campus Project,
Series A (RB)
5.00%, 12/15/44 (c) 690 615,889
Public Finance Authority, Math
and Science Academy (RB)
5.25%, 06/15/65 (c) 1,500 1,371,469
5.50%, 06/15/55 (c) 2,100 2,038,909
Public Finance Authority,
Million air Three LLC General
Aviation Facilities Project,
Series A (RB)
5.50%, 09/01/30 (c) 250 260,604
6.25%, 09/01/46 (c) 500 502,036
Public Finance Authority,
Penick Village (RB)
4.00%, 09/01/29 (c) 315 314,018
5.00%, 09/01/39 (c) 500 482,586
5.00%, 09/01/49 (c) 500 432,534
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Pinecrest Academy, Sloan
Canyon Campus Project,
Series A (RB)
4.00%, 07/15/34 (c) $ 580 $ 552,472
Public Finance Authority, Prime
Healthcare Foundation, Inc.,
Series A (RB)
5.20%, 12/01/37 (c) 1,405 1,426,320
Public Finance Authority,
Revolution Academy, Series
A (RB)
6.25%, 10/01/53 (c) 1,000 1,003,317
Public Finance Authority,
Roseman University of Health
Sciences Project (RB)
5.88%, 04/01/45 (c) 4,000 3,871,800
Public Finance Authority, Sky
Harbour Capital LLC, Aviation
Facilities Project (RB)
4.00%, 07/01/41 (c) 500 424,923
4.25%, 07/01/54 (c) 4,765 3,668,258
Public Finance Authority, Sloan
Canyon Campus Project,
Series A (RB)
4.25%, 07/15/44 (c) 750 636,205
4.50%, 07/15/49 (c) 800 668,937
4.50%, 07/15/53 (c) 1,000 817,610
Public Finance Authority,
Student Housing, KSU Bixby
Real Estate Foundation, LLC
Project, Series A (RB)
5.25%, 06/15/55 (c) 1,000 975,868
Public Finance Authority,
Student Housing, KSU Bixby
Real Estate Foundation, LLC
Project, Series C (RB)
5.75%, 06/15/55 (c) 1,000 949,180
Public Finance Authority, Texas
Infrastructure Program,
Mayfair Project, Series A-4
(RB)
5.50%, 11/15/32 (c) 750 744,760
Public Finance Authority, The
Foundation of the University
of North Carolina, Inc., Series
A (RB)
4.00%, 09/01/56 (c) 1,060 724,574
Public Finance Authority, Trinity
Regional Hospital Sachse,
Series A-1 (RB)
7.38%, 01/01/50 (c) (d) * 4,265 43
Public Finance Authority,
Ultimate Medical Academy
Project, Series A (RB)
5.00%, 10/01/34 (c) 2,000 2,033,193
5.00%, 10/01/39 (c) 1,950 1,906,218

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority, UNC
Health Southeastern, Series
A (RB)
4.00%, 02/01/35 (c) $ 1,500 $ 1,332,220
Public Finance Authority,
University of North Carolina
at Charlotte Inc., Series A (RB)
4.00%, 09/01/41 (c) 1,000 817,795
Public Finance Authority,
Wingate University, Series A
(RB)
5.25%, 10/01/48 (c) 2,255 2,021,924
Public Finance Authority,
Wisconsin Senior Airport
Facilities, Series B (RB)
5.00%, 07/01/42 (c) 9,000 8,775,392
Public Finance Authority,
Wisconsin Texas
Infrastructure Program (RB)
0.00%, 12/15/37 (c) ^ 2,000 993,121
0.00%, 12/15/38 (c) ^ 1,000 448,173
5.00%, 07/15/30 (c) 294 294,182
5.00%, 12/15/36 (c) 1,000 983,765
Public Finance Authority,
Wisconsin Texas
Infrastructure Program,
Bridgewater Project (RB)
5.62%, 12/15/30 (c) 419 419,147
Public Finance Authority,
Wisconsin Texas
Infrastructure Program,
Nolina and Sorella Projects
(RB)
5.50%, 12/15/32 (c) 430 419,728
Wisconsin Health & Educational
Facilities Authority (RB)
5.00%, 08/15/30 1,000 1,087,996
5.62%, 07/01/35 (c) 320 329,610
6.38%, 07/01/45 (c) 500 508,209
Wisconsin Health and
Educational Facilities
Authority, Chiara Housing
and Services Inc., Project (RB)
5.00%, 07/01/35 (c) 720 718,537
5.88%, 07/01/55 (c) 1,000 949,132
Wisconsin Health and
Educational Facilities
Authority, Covenant
Communities, Inc. Project,
Series A-1 (RB) (SAW)
4.00%, 07/01/48 (c) 105 81,588
Wisconsin Health and
Educational Facilities
Authority, Covenant
Communities, Inc. Project,
Series B (RB)
4.38%, 07/01/38 (c) 850 748,739
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Health and
Educational Facilities
Authority, Marshfield Clinic
Health System, Series A (RB)
(BAM)
4.50%, 02/15/54 (c) $ 1,000 $ 896,185
Wisconsin Health and
Educational Facilities
Authority, St. Camillus Health
System, Inc., Series A (RB)
5.00%, 11/01/39 (c) 950 901,052
Wisconsin Public Finance
Authority (RB)
5.50%, 07/01/44 (c) 1,800 1,806,077
5.75%, 07/01/54 (c) 2,000 2,014,982
Wisconsin State Health
& Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series A
(RB) (AGM)
5.00%, 02/15/32 (c) 1,500 1,604,882
85,051,092
Total Municipal Bonds: 98.0%
(Cost: $3,458,394,688) 3,212,917,359
Other assets less liabilities: 2.0% 65,189,758
NET ASSETS: 100.0% $ 3,278,107,117

FootnoteRuleAboveBlank
Footnotes:
Definitions:
ACA Credit Agricole SA
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED
PROG Special District Credit Enhancement Program
TA Tax Allocation
XLCA Syncora Guarantee, Inc.
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the fund
^ Zero Coupon Bond
* Non-income producing
(d) Security in default
Summary of Investments by Sector
% of
Investments Value
Industrial Development Revenue 18.0% $ 577,941,309
Hospitals 11.8 378,318,956
Tax 10.4 335,005,480
Education 10.0 320,205,772
Health 8.0 256,984,078
Local GO 7.6 242,953,394
Leasing COPS & Appropriations 4.4 142,394,718
Toll & Turnpike 4.0 128,493,434
Multi-Family Housing 3.5 113,078,503
Airport 3.4 111,147,004
State GO 3.3 104,864,393
Utilities 3.1 101,263,936
Tobacco 3.0 96,802,257
Power 2.6 84,098,014
Transportation 2.0 63,258,767
Miscellaneous 1.9 59,907,178
Water & Sewer 1.0 31,427,504
Pollution Control 0.6 18,693,973
Utilities - Other 0.5 14,912,216
Special Tax 0.4 12,495,657
Unassigned 0.2 8,382,736
Misc 0.1 4,226,569
Refunded 0.1 3,077,066
Single Family Housing 0.1 2,984,445
100.0% $ 3,212,917,359